                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 4/30

                               PORTFOLIO HOLDINGS

                                      FOR

                           RIVERSOURCE CORE BOND FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

Riversource Core Bond Fund
APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (97.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (22.2%)
Federal Farm Credit Bank
  10-10-08                           4.25%         $660,000                $653,941
Federal Home Loan Bank
  01-18-08                           4.63         1,805,000               1,797,184
  02-08-08                           4.63         2,100,000               2,091,371
Federal Home Loan Mtge Corp
  06-15-08                           3.88         3,890,000               3,840,675
  03-15-09                           5.75           470,000                 477,265
  07-12-10                           4.13         2,371,000               2,324,495
  04-16-37                           6.00         3,615,000               3,580,885
Federal Natl Mtge Assn
  01-15-08                           3.25         3,250,000               3,205,605
  06-15-08                           5.25         1,750,000               1,753,343
  10-15-08                           4.50         1,590,000               1,580,867
  02-16-12                           5.00         5,050,000               5,084,244
U.S. Treasury
  11-30-07                           4.25             5,000                   4,979
  02-15-09                           4.50         6,630,000(l)            6,610,832
  02-15-10                           4.75         1,970,000               1,980,928
  03-31-12                           4.50         3,745,000               3,741,929
  02-15-17                           4.63         4,150,000               4,148,054
  02-15-26                           6.00         5,730,000               6,505,791
U.S. Treasury Inflation-Indexed Bond
  04-15-12                           2.00         4,862,950(e)            4,849,893
                                                                    ---------------
Total                                                                    54,232,281
-----------------------------------------------------------------------------------

ASSET-BACKED (2.4%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84           200,000                 198,548
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15           200,000(d)              202,281
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62         1,025,000(h)              120,838
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.91            95,000                  92,088

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.58%         $174,009(i)             $174,008
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.48           750,000(b,i)            750,000
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                           5.30           500,000(d,j)            501,120
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78           700,000(d,j)            712,517
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15            99,095(j)               98,303
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85           200,000(d,j)            196,354
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
  Series 2006-2 Cl AIO
  08-25-11                           5.89           650,000(h)              145,252
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
  Series 2006-3 Cl AIO
  01-25-12                           0.00         1,100,000(h)              309,133
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                           4.49           156,187                 154,783
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57           275,000                 274,142
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.46           605,000(i)              604,811
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.50         1,050,000(i)            1,051,721
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45           300,000(d)              301,223

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
WFS Financial Owner Trust
 Series 2004-1 Cl D
  08-22-11                           3.17%          $50,576                 $50,361
                                                                    ---------------
Total                                                                     5,937,483
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (11.9%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.89           225,000                 224,052
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                           4.87           325,000                 319,126
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45           450,000                 452,533
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                           5.70           225,000(d,i)            225,467
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                           5.76           250,000(d,i)            250,518
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                           5.85           175,000(d,i)            175,089
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00           302,649                 294,138
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57           325,000                 317,391
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
  12-11-38                           5.20           375,000                 371,336
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47           475,000                 478,487
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68           750,000                 762,854
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15           257,944(d)              253,954

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE CORE BOND FUND -- 2007

Riversource Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
  07-15-44                           5.23%         $175,000                $175,414
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.63           150,000(d,i)            150,722
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66           375,000                 383,850
Credit Suisse Mtge Capital Ctfs
 Series 2006-C4 Cl A3
  09-15-39                           5.47           400,000                 401,660
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           275,000                 266,415
Federal Natl Mtge Assn #386558
  10-01-10                           4.85           476,895                 475,037
Federal Natl Mtge Assn #725217
  02-01-14                           4.78         1,477,863               1,460,590
Federal Natl Mtge Assn #735029
  09-01-13                           5.28           481,298                 484,598
GE Capital Commercial Mtge
 Series 2004-C2 Cl A2
  03-10-40                           4.12           150,000                 146,256
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77           400,000                 386,654
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77           525,000(d)              519,830
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           150,000                 148,534
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96           250,000                 247,871
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55           375,000                 379,931
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                           4.37           294,455                 289,706
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                           5.26           450,000                 450,423
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13           182,456                 177,330
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97           161,197                 157,234
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77           525,000                 512,671
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.09           325,000                 324,370
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18           150,000                 146,557

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48%         $687,899                $672,643
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A1
  07-15-42                           4.33           222,805                 219,977
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A1
  12-15-44                           5.04           903,952                 900,345
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48           750,000                 754,845
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49           750,000                 757,487
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56           200,000                 196,584
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                           4.85           500,000                 492,024
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97           225,000                 214,866
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                           4.20           350,000                 342,699
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93         1,200,000               1,184,484
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.87           975,000               1,010,663
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42           375,000                 376,334
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
  11-12-37                           5.08         1,291,021               1,289,512
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34         1,325,000               1,302,207
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59           250,000                 244,063
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                           4.85           650,000                 637,284
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80           250,000                 258,234
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                           5.45           500,000(d,i)            500,093
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                           5.98           750,000                 773,033
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                           6.99           500,000                 550,875

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                           3.67%       $1,299,362              $1,255,911
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
  04-15-35                           4.57         1,100,000               1,076,116
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08         1,100,000(d)            1,088,470
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94           300,000                 292,338
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           300,000                 298,318
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.76           225,000                 230,739
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73           400,000                 408,307
                                                                    ---------------
Total                                                                    29,139,049
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (43.9%)(f,k)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69           478,461(g)              482,254
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.96           586,732(g)              588,328
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.20           582,000(g)              593,506
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.49           945,265(g)              943,122
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00           108,248                 108,667
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           188,242                 182,595
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         1,443,436               1,444,697
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 C1 N1
  11-25-46                           7.25            79,024(d)               78,332
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.90           410,761(g)              413,020

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE CORE BOND FUND -- 2007

Riversource Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-8 Cl A4
  08-25-35                           5.09%         $450,000(d,g)           $441,003
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73           500,000(h)               87,725
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75           153,344                 148,744
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50           321,113                 322,340
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50           324,382                 325,620
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50           674,230                 676,939
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           276,567                 287,445
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50           246,165                 246,471
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00           800,000                 811,607
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00           649,179                 652,361
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00         1,200,000               1,218,420
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00         1,004,772               1,013,433
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           338,988(d)              355,852
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.37           346,271(g)              347,809

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
  06-25-37                           5.43%         $525,000(g)             $525,000
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           6.38         2,652,552(h)               29,012
Federal Home Loan Mtge Corp
  05-01-37                           6.00         3,785,000(b)            3,815,753
Federal Home Loan Mtge Corp #1G2496
  09-01-36                           6.20           673,623(g)              680,453
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.85           824,675(g)              830,287
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.92         1,240,677(g)            1,250,499
Federal Home Loan Mtge Corp #A12692
  10-01-32                           6.00           142,643                 145,721
Federal Home Loan Mtge Corp #A13854
  09-01-33                           6.00           149,199                 152,309
Federal Home Loan Mtge Corp #A59310
  04-01-37                           6.00         2,000,000(b)            2,016,797
Federal Home Loan Mtge Corp #B10254
  10-01-18                           5.50           455,466                 457,045
Federal Home Loan Mtge Corp #B12280
  02-01-19                           5.50           244,884                 245,733
Federal Home Loan Mtge Corp #C59161
  10-01-31                           6.00           138,896                 140,975
Federal Home Loan Mtge Corp #C77372
  03-01-33                           6.00           272,614                 276,913
Federal Home Loan Mtge Corp #C90613
  01-01-23                           5.00           152,937                 149,536
Federal Home Loan Mtge Corp #C90683
  06-01-23                           5.00           157,605                 154,101
Federal Home Loan Mtge Corp #C90767
  12-01-23                           6.00           137,011                 139,289
Federal Home Loan Mtge Corp #E74288
  12-01-13                           6.00           208,293                 211,960
Federal Home Loan Mtge Corp #E98725
  08-01-18                           5.00           168,501                 166,594
Federal Home Loan Mtge Corp #G01410
  04-01-32                           7.00           306,541                 318,583
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation Interest Only
 Series 237 Cl IO
  05-15-36                           8.58           325,920(h)               76,489
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          20.00           115,127(h)                3,640
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                          13.68           446,801(h)               42,377

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50%         $174,709                $175,975
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50           179,316                 184,794
Federal Natl Mtge Assn
  05-01-22                           5.00         1,500,000(b)            1,478,438
  05-01-22                           5.50         3,500,000(b)            3,504,375
  05-01-22                           6.00         1,275,000(b)            1,295,321
  05-01-37                           5.50         4,100,000(b)            4,053,874
  05-01-37                           6.00         2,000,000(b)            2,015,000
Federal Natl Mtge Assn #252440
  05-01-29                           7.00           233,362                 244,089
Federal Natl Mtge Assn #254587
  12-01-22                           5.50           613,598                 611,519
Federal Natl Mtge Assn #254906
  10-01-18                           4.50           255,365                 247,910
Federal Natl Mtge Assn #254916
  09-01-23                           5.50           466,783                 465,229
Federal Natl Mtge Assn #255788
  06-01-15                           5.50           683,084                 686,190
Federal Natl Mtge Assn #256135
  02-01-36                           5.50         3,976,795(b)            3,913,909
Federal Natl Mtge Assn #323715
  05-01-29                           6.00           471,526                 478,897
Federal Natl Mtge Assn #493945
  04-01-29                           6.50           104,371                 107,376
Federal Natl Mtge Assn #518159
  09-01-14                           7.00           434,507                 448,315
Federal Natl Mtge Assn #545216
  03-01-09                           5.90           150,264                 150,761
Federal Natl Mtge Assn #545868
  08-01-32                           7.00           108,807                 114,032
Federal Natl Mtge Assn #555340
  04-01-33                           5.50           299,388                 297,513
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         1,651,804               1,673,933
Federal Natl Mtge Assn #555734
  07-01-23                           5.00            97,874                  95,668
Federal Natl Mtge Assn #555740
  08-01-18                           4.50           174,705                 169,648
Federal Natl Mtge Assn #555794
  09-01-28                           7.50            97,049                 101,841
Federal Natl Mtge Assn #582154
  05-01-31                           6.50           124,354                 128,227
Federal Natl Mtge Assn #597374
  09-01-31                           7.00           117,300                 123,890
Federal Natl Mtge Assn #611831
  02-01-31                           7.50            49,954                  52,400
Federal Natl Mtge Assn #615135
  11-01-16                           6.00           292,934                 298,056
Federal Natl Mtge Assn #646147
  06-01-32                           7.00           724,492                 764,789
Federal Natl Mtge Assn #650009
  09-01-31                           7.50            99,073                 103,923
Federal Natl Mtge Assn #654208
  10-01-32                           6.50           251,687                 259,367

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE CORE BOND FUND -- 2007

Riversource Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #661815
  10-01-32                           6.00%         $156,919                $159,336
Federal Natl Mtge Assn #662061
  09-01-32                           6.50         1,044,121               1,075,982
Federal Natl Mtge Assn #667604
  10-01-32                           5.50           286,565                 284,130
Federal Natl Mtge Assn #677089
  01-01-33                           5.50           663,352                 657,716
Federal Natl Mtge Assn #678028
  09-01-17                           6.00           152,406                 155,068
Federal Natl Mtge Assn #681080
  02-01-18                           5.00         1,123,365               1,110,254
Federal Natl Mtge Assn #681166
  04-01-32                           6.50           448,113                 462,070
Federal Natl Mtge Assn #683100
  02-01-18                           5.50           205,036                 206,093
Federal Natl Mtge Assn #683116
  02-01-33                           6.00           277,445                 281,162
Federal Natl Mtge Assn #689026
  05-01-33                           5.50         1,197,756               1,187,968
Federal Natl Mtge Assn #689093
  07-01-28                           5.50           127,411                 126,726
Federal Natl Mtge Assn #704005
  05-01-33                           5.50         1,180,779               1,170,782
Federal Natl Mtge Assn #705655
  05-01-33                           5.00           502,078                 486,278
Federal Natl Mtge Assn #709093
  06-01-33                           6.00           188,977                 191,258
Federal Natl Mtge Assn #709901
  06-01-18                           5.00           551,644                 545,504
Federal Natl Mtge Assn #711503
  06-01-33                           5.50           138,944                 138,280
Federal Natl Mtge Assn #712057
  07-01-18                           4.50            84,417                  81,953
Federal Natl Mtge Assn #720378
  06-01-18                           4.50           175,429                 170,308
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         1,174,330               1,137,374
Federal Natl Mtge Assn #725424
  04-01-34                           5.50         1,917,138               1,900,906
Federal Natl Mtge Assn #725425
  04-01-34                           5.50         1,393,623               1,381,808
Federal Natl Mtge Assn #725431
  08-01-15                           5.50           164,603                 165,324
Federal Natl Mtge Assn #725684
  05-01-18                           6.00           353,582                 360,060
Federal Natl Mtge Assn #725719
  07-01-33                           4.84           261,834(g)              257,174
Federal Natl Mtge Assn #725737
  08-01-34                           4.54           237,167(g)              236,126
Federal Natl Mtge Assn #725773
  09-01-34                           5.50         1,843,618               1,826,824
Federal Natl Mtge Assn #726940
  08-01-23                           5.50            83,259                  82,956
Federal Natl Mtge Assn #735057
  01-01-19                           4.50           152,439                 147,989
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         1,895,542               1,834,813
Federal Natl Mtge Assn #735949
  10-01-35                           4.98           747,053(g)              748,134

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #743347
  10-01-33                           6.00%         $105,316                $107,405
Federal Natl Mtge Assn #743579
  11-01-33                           5.50           325,387                 322,632
Federal Natl Mtge Assn #745563
  08-01-34                           5.50         1,570,542               1,557,244
Federal Natl Mtge Assn #749745
  11-01-18                           4.50           968,453                 940,180
Federal Natl Mtge Assn #753074
  12-01-28                           5.50           212,937                 211,792
Federal Natl Mtge Assn #757581
  01-01-19                           5.50         1,029,238               1,032,835
Federal Natl Mtge Assn #765760
  02-01-19                           5.00           251,396                 248,462
Federal Natl Mtge Assn #779676
  06-01-34                           5.00         2,445,326               2,366,984
Federal Natl Mtge Assn #815264
  05-01-35                           5.23           764,913(g)              765,628
Federal Natl Mtge Assn #829227
  08-01-35                           6.00         1,560,106               1,573,265
Federal Natl Mtge Assn #831870
  11-01-36                           6.50         1,981,108(b)            2,022,889
Federal Natl Mtge Assn #844257
  11-01-35                           5.07           771,754(g)              775,305
Federal Natl Mtge Assn #845070
  12-01-35                           5.09           431,538(g)              431,660
Federal Natl Mtge Assn #850855
  12-01-35                           5.01           671,614(g)              670,035
Federal Natl Mtge Assn #878661
  02-01-36                           5.50         1,933,707               1,903,116
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         1,247,959               1,228,217
Federal Natl Mtge Assn #883201
  07-01-36                           6.50           908,870                 939,064
Federal Natl Mtge Assn #886291
  07-01-36                           7.00           918,068                 957,395
Federal Natl Mtge Assn #886461
  08-01-36                           6.19           552,634(g)              561,587
Federal Natl Mtge Assn #886464
  08-01-36                           6.50         2,089,367               2,133,431
Federal Natl Mtge Assn #900197
  10-01-36                           5.95           788,861(g)              799,660
Federal Natl Mtge Assn #901922
  10-01-36                           5.79           717,733(g)              724,195
Federal Natl Mtge Assn #909471
  02-01-37                           5.55           665,835(g)              669,432
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          13.67           244,201(h)               38,430
Federal Natl Mtge Assn
 Collateralized Mtge Obligation Interest Only
 Series 2004-84 Cl GI
  12-25-22                          12.17           142,470(h)               18,862
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.54         1,485,628(h)              349,587

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00%         $150,606                $158,837
Govt Natl Mtge Assn #3920
  11-20-36                           6.00         1,369,552               1,387,029
Govt Natl Mtge Assn #567717
  06-15-32                           7.50            15,659                  16,388
Govt Natl Mtge Assn #604708
  10-15-33                           5.50           108,744                 108,309
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.66           401,532(g)              401,008
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.57         1,249,421(g)            1,251,673
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41           148,791(d)              148,652
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A Cl N1
  07-21-36                           6.41            63,446(d)               62,891
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50         5,826,389(h)               48,250
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
  12-25-35                           5.86           394,758(g)              396,316
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65           119,043(d)              118,597
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25           221,015(d)              220,843
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50         2,500,000               2,528,125
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00           425,206                 416,305
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00           152,485                 151,285
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00           168,860                 164,409

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE CORE BOND FUND -- 2007

Riversource Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
  09-25-19                           5.00%         $246,695                $240,316
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50           950,000                 927,466
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
  04-25-37                           5.50         1,125,000(i)            1,123,550
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00           483,334                 490,298
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                           5.96           759,544(g)              763,490
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50         1,124,117               1,104,625
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2003-AR10 Cl A7
  10-25-33                           4.06           425,000(g)              424,668
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50           121,330                 115,629
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.30           414,608(g)              411,547
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           5.57           219,721(g)              219,774
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.96           414,447(g)              417,071
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         1,739,846               1,684,397
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50           689,856                 678,215
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.03           397,077(g)              400,247

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.12%         $912,900(g)             $902,610
                                                                    ---------------
Total                                                                   107,247,083
-----------------------------------------------------------------------------------

BANKING (3.0%)
Bank of America
 Sub Nts
  03-15-17                           5.30         1,270,000               1,255,511
  10-15-36                           6.00           650,000                 657,709
Citigroup
 Sub Nts
  02-15-17                           5.50         1,880,000               1,884,063
  08-25-36                           6.13           170,000                 175,286
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63           900,000                 891,223
Popular North America
 Sr Nts
  10-01-08                           3.88         2,180,000               2,135,444
Wachovia Bank
 Sub Nts
  02-01-37                           5.85           265,000                 262,756
                                                                    ---------------
Total                                                                     7,261,992
-----------------------------------------------------------------------------------

BROKERAGE (1.7%)
Lehman Brothers Holdings
 Sr Nts
  02-06-12                           5.25         1,010,000               1,013,211
Lehman Brothers Holdings
 Sr Unsecured
  01-18-12                           6.63           200,000                 211,330
Merrill Lynch & Co
  05-02-17                           5.70         1,070,000(b)            1,069,821
Merrill Lynch & Co
 Sub Nts
  01-29-37                           6.11           175,000                 173,852
Morgan Stanley
  01-09-17                           5.45           350,000                 346,015
  04-27-17                           5.55         1,335,000               1,327,698
                                                                    ---------------
Total                                                                     4,141,927
-----------------------------------------------------------------------------------

ELECTRIC (2.8%)
Cleveland Electric Illuminating
 Sr Unsecured
  12-15-36                           5.95           235,000                 226,627
Consumers Energy
 1st Mtge
  02-15-12                           5.00           215,000                 212,592
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00           105,000                 101,265
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80         1,005,000                 996,470
Duke Energy Indiana
  10-15-35                           6.12           605,000                 612,008
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60           425,000                 416,567

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Exelon
  06-15-10                           4.45%         $575,000                $560,840
Florida Power
 1st Mtge
  07-15-11                           6.65           170,000                 179,728
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05           630,000                 631,331
Metropolitan Edison
 Sr Nts
  03-15-10                           4.45           140,000                 136,924
MidAmerican Energy Holdings
  04-01-36                           6.13           340,000                 345,591
Northern States Power
 Sr Nts
  08-01-09                           6.88           515,000                 533,560
Pacific Gas & Electric
 Sr Unsub
  03-01-37                           5.80           240,000                 236,830
Portland General Electric
  03-15-10                           7.88           230,000                 246,137
Potomac Electric Power
 Secured
  06-01-35                           5.40           240,000                 218,020
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88           160,000                 165,659
TXU Electric Delivery
  09-01-22                           7.00           235,000                 253,789
TXU Electric Delivery
 Secured
  01-15-15                           6.38           535,000                 558,214
Xcel Energy
 Sr Nts
  07-01-08                           3.40           145,000                 142,158
                                                                    ---------------
Total                                                                     6,774,310
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.9%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88         1,525,000(d)            1,495,143
Molson Coors Capital Finance
  09-22-10                           4.85           685,000(c)              675,980
                                                                    ---------------
Total                                                                     2,171,123
-----------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00           310,000                 300,853
-----------------------------------------------------------------------------------

GAS PIPELINES (0.5%)
CenterPoint Energy Resources
  02-15-11                           7.75           285,000                 308,762
Southern Natural Gas
  04-01-17                           5.90           805,000(d)              809,749
                                                                    ---------------
Total                                                                     1,118,511
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
DR Horton
 Sr Unsub
  04-15-16                           6.50           155,000                 151,913
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE CORE BOND FUND -- 2007

Riversource Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
9x

INDEPENDENT ENERGY (0.7%)
Anadarko Petroleum
 Sr Unsecured
  09-15-36                           6.45%         $495,000                $496,250
Apache
 Sr Unsecured
  04-15-13                           5.25           595,000                 595,887
Canadian Natural Resources
  02-15-37                           6.50           220,000(c)              226,337
  03-15-38                           6.25           500,000(c)              496,301
                                                                    ---------------
Total                                                                     1,814,775
-----------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Comcast
  03-15-37                           6.45           520,000                 525,894
-----------------------------------------------------------------------------------

MEDIA NON CABLE (1.2%)
British Sky Broadcasting Group
  02-23-09                           6.88           850,000(c)              873,278
News America
  12-15-35                           6.40           300,000                 302,336
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13         1,735,000               1,727,896
                                                                    ---------------
Total                                                                     2,903,510
-----------------------------------------------------------------------------------

METALS (0.1%)
Reliance Steel & Aluminum
 Series WI
  11-15-36                           6.85           235,000                 236,356
-----------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.5%)
Countrywide Financial
 Sub Nts
  05-15-16                           6.25           760,000                 767,760
SLM
  08-27-12                           5.13           255,000                 238,128
  10-01-13                           5.00           230,000                 208,302
                                                                    ---------------
Total                                                                     1,214,190
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

OTHER FINANCIAL INSTITUTIONS (0.5%)
Residential Capital LLC
  06-30-10                           6.38%       $1,180,000              $1,183,155
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Wyeth
  04-01-37                           5.95           130,000                 129,990
-----------------------------------------------------------------------------------

RAILROADS (0.8%)
Burlington Northern Sante Fe
  01-15-15                           4.88           865,000                 829,124
  08-15-36                           6.20           180,000(l)              180,221
CSX
  08-01-13                           5.50           805,000                 809,451
Union Pacific
 Sr Nts
  01-15-15                           4.88           130,000                 124,373
                                                                    ---------------
Total                                                                     1,943,169
-----------------------------------------------------------------------------------

REITS (0.1%)
Brandywine Operating Partnership LP
 Sr Unsecured
  05-01-17                           5.70           240,000                 239,416
-----------------------------------------------------------------------------------

RETAILERS (0.8%)
Home Depot
 Sr Unsecured
  12-16-36                           5.88         1,060,000               1,027,414
May Department Stores
  07-15-09                           4.80           865,000                 856,889
                                                                    ---------------
Total                                                                     1,884,303
-----------------------------------------------------------------------------------

WIRELINES (3.0%)
AT&T
 Sr Nts
  05-15-36                           6.80           780,000                 846,645
Telecom Italia Capital
  11-15-33                           6.38           875,000(c)              851,108
Telefonica Europe
  09-15-10                           7.75           845,000(c)              910,255

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
TELUS
  06-01-11                           8.00%       $2,442,500(c)           $2,668,641
Verizon New York
 Series A
  04-01-12                           6.88         1,180,000               1,246,538
Verizon Pennsylvania
 Series A
  11-15-11                           5.65           665,000                 675,108
                                                                    ---------------
Total                                                                     7,198,295
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $237,829,571)                                                   $237,749,578
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
Tobacco Settlement Financing Corporation
Revenue Bonds
Series 2007A-1
  06-01-46                           6.71%       $1,205,000(b)           $1,210,700
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,204,880)                                                       $1,210,700
-----------------------------------------------------------------------------------

MONEY MARKET FUND (14.9%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 36,296,461(m)          $36,296,461
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $36,296,461)                                                     $36,296,461
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $275,330,912)(n)                                                $275,256,739
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b) At April 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $27,159,373.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2007, the value of foreign securities represented 2.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $8,808,700 or 3.6% of net assets.

(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2007.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2007.

--------------------------------------------------------------------------------

 6 RIVERSOURCE CORE BOND FUND -- 2007

Riversource Core Bond Fund

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at April 30, 2007:

                                                              PRINCIPAL          SETTLEMENT          PROCEEDS
SECURITY                                                        AMOUNT              DATE            RECEIVABLE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  05-01-37 5.00%                                              $1,750,000          5-14-07           $1,691,484         $1,690,392

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, June 2007, 20-year                                     $3,500,000
U.S. Treasury Note, June 2007, 10-year                                  2,300,000

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(n) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $275,331,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                 $942,000
Unrealized depreciation                                               (1,016,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                             $(74,000)
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 7 RIVERSOURCE CORE BOND FUND -- 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                         RIVERSOURCE FLOATING RATE FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

SENIOR LOANS (87.2%)(b)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
AEROSPACE & DEFENSE (1.5%)
Axle Tech Intl
 2nd Lien Term Loan
  04-21-13                             11.85%     $500,000               $503,750
Axle Tech Intl
 Tranche B Term Loan
  10-19-15                         7.59-7.61     2,000,000              2,015,000
Communications & Power Inds
 Term Loan
  07-23-10                              7.57       979,507                981,348
Hawker Beechcraft
 Letter of Credit
  03-28-14                              5.25         6,028                156,613
Hawker Beechcraft
 Term Loan
  03-28-14                              7.32     1,843,972              1,851,458
K&F Inds
 Tranche C Term Loan
  11-18-12                              7.32     1,274,663              1,275,466
Midwestern Aircraft
 Tranche B Term Loan
  12-31-11                              7.11     1,019,875              1,022,425
TransDigm
 Term Loan
  06-23-13                              7.35     1,000,000              1,005,500
Wesco Aircraft Hardware
 1st Lien Term Loan
  09-29-13                              7.60       792,667                797,621
Wesco Aircraft Hardware
 2nd Lien Term Loan
  03-28-14                             11.10       775,000                791,957
                                                                  ---------------
Total                                                                  10,401,138
---------------------------------------------------------------------------------

AIRLINES (2.4%)
American Airlines
 Tranche B Term Loan
  12-17-10                             10.25     2,683,564              2,686,918
Delta Airlines
 2nd Lien Term Loan
  04-30-14                              8.61     1,825,000(e)           1,847,813
Delta Airlines
 Synthetic Revolver Term Loan
  04-30-14                              7.36     2,300,000(e)           2,254,000
Delta Airlines
 Tranche A
 Debtor in Possession Term Loan
  03-16-08                              8.11     1,841,900(j)           1,846,505

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
AIRLINES (CONT.)
Delta Airlines
 Tranche B 1st Lien
 Debtor in Possession Term Loan
  03-17-08                             10.11%   $2,000,000(j)          $2,008,580
United Airlines
 Term Loan
  02-01-14                              7.38     2,750,000              2,755,583
US Airways Group
 Term Loan
  03-23-14                              7.85     2,850,000              2,864,249
                                                                  ---------------
Total                                                                  16,263,648
---------------------------------------------------------------------------------

AUTOMOTIVE (4.7%)
Accuride
 Tranche B Term Loan
  01-31-12                              7.38     1,107,727(e)           1,111,416
Cooper Standard Auto
 Tranche D Term Loan
  12-23-11                              7.88       493,750                495,602
Dana
 Debtor in Possession Term Loan
  03-30-08                              7.88     1,175,000(j)           1,175,000
Delphi
 2nd Lien
 Debtor in Possession Term Loan
  12-31-07                              8.13     1,950,000(j)           1,954,875
Delphi
 Tranche B
 Debtor in Possession Term Loan
  12-31-07                              7.63     1,000,000(j)           1,003,130
Dura Operating
 2nd Lien Term Loan
  05-03-11                             10.07       500,000                447,085
Dura Operating
 Debtor in Possession Term Loan
  12-31-07                              8.63     1,850,676(j)           1,848,825
Dura Operating
 Letter of Credit
  12-31-07                              8.63       224,324                224,100
Goodyear Tire & Rubber
 2nd Lien Term Loan
  04-30-14                              7.10     1,850,000              1,856,938
Hayes Lemmerz Intl
 2nd Lien Term Loan
  06-30-10                             11.36       300,000                301,500

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
AUTOMOTIVE (CONT.)
Hayes Lemmerz Intl
 Tranche B Term Loan
  06-03-09                         8.82-8.89%     $966,516               $970,140
Key Saftey Systems
 Tranche B Term Loan
  03-08-14                              7.57     1,800,000              1,798,884
Mark IV
 1st Lien Term Loan
  06-21-11                         7.82-7.87       893,250                899,949
Mark IV
 2nd Lien Term Loan
  12-31-11                       11.07-11.12     1,000,000              1,008,750
Metaldyne
 Letter of Credit
  01-11-12                         5.17-9.10       175,962                176,841
Metaldyne
 Tranche B Term Loan
  01-11-14                              9.10     1,196,538              1,205,513
Motorsports Aftermarket
 1st Lien Term Loan
  11-30-13                              7.85     1,271,813              1,282,941
Navistar
 Letter of Credit
  01-19-12                         5.22-8.61     1,186,667              1,201,251
Navistar
 Term Loan
  01-19-12                              8.61     3,263,333              3,304,124
Oshkosh Truck
 Tranche B Term Loan
  12-06-13                              7.10     1,496,250              1,501,397
Plastech Engineered Products
 Term Loan
  02-12-13                             10.86       825,000                823,622
RJ Tower
 Tranche B
 Debtor in Possession Term Loan
  08-02-07                              9.94     2,000,000(j)           1,988,500
TRW Automotive
 Tranche E Term Loan
  12-31-10                              6.88     1,453,877              1,453,877
Visteon
 1st Lien Term Loan
  06-13-13                              8.38     2,250,000              2,264,063
Visteon
 Term Loan
  06-13-13                              8.38     1,125,000              1,132,031
                                                                  ---------------
Total                                                                  31,430,354
---------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)

BANKING (0.1%)
Ashtead Group
 Tranche B Term Loan
  08-31-11                              7.13%     $950,000               $949,554
---------------------------------------------------------------------------------

BUILDING MATERIALS (0.9%)
Builders Materials
 Term Loan
  03-15-14                              8.19     1,346,625              1,335,960
Euramax Holdings
 1st Lien Term Loan
  06-29-12                              8.38       457,907                456,189
Jacuzzi Brands
 Letter of Credit
  02-07-14                         5.25-7.63       162,162                161,757
Jacuzzi Brands
 Term Loan
  02-15-14                         5.25-7.63     1,837,838              1,833,244
Nortek
 Term Loan
  08-27-11                          7.36-925       989,848                992,114
TE/Tousa
 1st Lien Term Loan
  08-01-08                              8.25     1,000,000                990,000
                                                                  ---------------
Total                                                                   5,769,264
---------------------------------------------------------------------------------

CHEMICALS (5.1%)
Basell
 Tranche B2 Term Loan
  08-01-13                              7.57     1,041,667              1,048,177
Basell
 Tranche B4 Term Loan
  08-01-13                              7.57       208,333(c)             209,635
Basell
 Tranche C2 Term Loan
  08-01-14                              8.32     1,041,667              1,048,177
Basell
 Tranche C4 Term Loan
  08-01-14                              8.32       208,333(c)             209,635
Brenntag
 Term Loan
  01-18-14                              7.89        98,182(c)              98,795
Brenntag
 Tranche B2 Term Loan
  01-18-14                              7.89       401,818(c)             406,716
Celanese
 Tranche B Term Loan
  04-02-14                              7.10     2,900,000(c)           2,913,602
Cognis Deutschland
 Tranche A Term Loan
  05-05-11                              7.35       702,043(c)             701,257
Georgia Gulf
 Tranche B Term Loan
  10-03-13                              7.32     1,931,203              1,939,044
Hercules
 Tranche B Term Loan
  10-08-10                              6.82     1,815,385              1,815,385
Hexion Specialty Chemicals
 Term Loan
  05-05-13                              7.88     1,528,832              1,539,579
Hexion Specialty Chemicals
 Tranche C2 Term Loan
  05-05-13                              7.88       332,106                334,440
Hexion Specialty Chemicals
 Tranche C4 Term Loan
  05-05-13                              7.88     1,467,625              1,477,942
Huntsman Intl LLC
 Tranche B Term Loan
  08-16-12                              7.07     1,206,761              1,210,538

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
CHEMICALS (CONT.)
Ineos Group Holdings
 Tranche B Term Loan
  12-16-13                              7.58%   $1,695,273(c)          $1,712,225
Ineos Group Holdings
 Tranche C Term Loan
  12-16-14                              8.08     1,695,273(c)           1,713,632
Ineos
 Tranche A4 Term Loan
  12-16-12                         7.58-7.59     2,403,140(c)           2,415,156
Invista Canada
 Tranche B2 Term Loan
  04-29-11                              6.85       681,410                681,410
Invista SARL
 Tranche B1 Term Loan
  04-29-11                              6.85     1,250,050              1,250,050
ISP Chemco
 Term Loan
  02-16-13                              7.13     1,532,019              1,539,955
Kraton Polymers
 Term Loan
  05-12-13                              7.38     1,349,838              1,359,125
Lyondell Chemical
 Tranche B Term Loan
  08-16-13                              6.86     1,442,750              1,447,266
MacDermid
 Term Loan
  04-12-14                              7.32     1,100,000              1,101,375
Nalco
 Tranche B Term Loan
  11-04-10                         7.07-7.14       828,189                833,713
Rockwood Specialties
 Tranche E Term Loan
  12-13-13                              7.36     2,594,438              2,619,578
Solutia
 Tranche B
 Debtor in Possession Term Loan
  03-31-07                         8.36-8.86     3,100,000              3,129,079
                                                                  ---------------
Total                                                                  34,755,486
---------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.1%)
Flowserve
 Tranche B Term Loan
  08-10-12                              6.88     2,893,292              2,893,292
Nacco Materials
 Term Loan
  03-21-13                         7.32-7.38       992,500                991,259
Terex
 Term Loan
  07-14-13                              7.10     1,479,587              1,479,587
United Rentals
 Term Loan
  02-14-11                         5.32-7.32       558,958                563,151
United Rentals
 Tranche B Term Loan
  02-14-11                         5.32-7.32       254,418                256,326
Xerium Technologies
 Tranche B Term Loan
  05-30-12                              8.10     1,218,427              1,216,393
                                                                  ---------------
Total                                                                   7,400,008
---------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.4%)
Acco Brands
 Tranche B Term Loan
  08-17-12                         7.10-7.11     1,119,549              1,124,218
Central Garden & Pet
 Tranche B Term Loan
  09-30-12                              6.82     3,960,000              3,950,099

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
CONSUMER PRODUCTS (CONT.)
Chattem
 Tranche B Term Loan
  12-21-12                              7.11%     $831,333               $837,311
Fender Musical Instruments
 2nd Lien Term Loan
  09-30-12                             11.36       500,000                503,750
Fender Musical Instruments
 Tranche B Term Loan
  03-30-12                         8.10-8.11       458,479                465,356
Huish Detergents
 2nd Lien Term Loan
  10-26-14                              9.57     1,050,000(e)           1,067,063
Huish Detergents
 Term Loan
  04-26-14                              7.32     1,050,000(e)           1,051,313
Jarden
 Tranche B1 Term Loan
  01-24-12                              7.10     1,093,939              1,095,131
Knoll
 Tranche B Term Loan
  10-03-12                              7.10       347,048                348,350
Simmons
 Tranche D Term Loan
  12-19-11                         7.38-9.25     1,281,019              1,284,760
Spectrum Brands
 Letter of Credit
  04-04-13                              5.17        66,452                 66,618
Spectrum Brands
 Tranche B1 Term Loan
  04-04-13                         9.32-9.36     1,344,321              1,357,348
Spectrum Brands
 Tranche B2 Term Loan
  03-30-13                          9.32-936       239,227                241,545
Visant
 Tranche C Term Loan
  12-21-11                              7.33     1,912,582              1,921,666
Weight Watchers
 1st Lien Term Loan
  01-26-14                              6.88       598,500                600,373
                                                                  ---------------
Total                                                                  15,914,901
---------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (3.6%)
Alixpartners LLC
 Tranche B Term Loan
  10-12-13                              7.61     2,169,563              2,183,122
Blount
 Tranche B 1st Lien Term Loan
  08-09-10                         7.07-7.10     1,944,731              1,943,117
Coinmach
 Tranche B1 Term Loan
  12-19-12                              7.88       180,900                181,881
Contech
 Term Loan
  01-31-13                              7.32     2,268,117              2,276,621
Foamex LP
 Tranche B Term Loan
  02-12-13                         7.57-7.61       776,471                777,441
Generac
 2nd Lien Term Loan
  05-09-13                             11.36       650,000                648,785
General Power Systems
 Term Loan
  10-05-13                              7.85       891,000                889,512
GenTek
 1st Lien Term Loan
  02-28-11                         7.35-7.36     1,306,685              1,308,319

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
DIVERSIFIED MANUFACTURING (CONT.)
GPX Intl Tire
Tranche B Term Loan
  04-06-12                         7.82-7.86%     $990,000               $975,150
Hillman Group
 Tranche B 1st Lien Term Loan
  03-31-11                              8.38       990,013                998,675
Hillman Group
 Tranche B Term Loan
  03-31-11                              8.38       992,455              1,001,139
Invensys
 Tranche A Term Loan
  12-14-12                              7.36       527,083(c)             531,036
Invensys
 Tranche B Term Loan
  01-15-11                              7.35       622,917(c)             627,589
Itron
 Term Loan
  04-18-14                              7.36     1,650,000(e)           1,650,000
Johnson Diversey
 Tranche B Term Loan
  12-16-11                              7.86       521,338                526,551
Maxim Crane Works LP
 1st Lien Term Loan
  01-28-10                         7.32-9.25       208,316                208,316
Petroleum Geo-Services
 1st Lien Term Loan
  02-14-13                              7.61       900,000                906,750
Rexnord Holdings
 Tranche B Term Loan
  07-21-13                         7.84-7.86     1,209,016              1,216,948
  07-21-13                         7.84-7.86       290,164(e)             292,067
RSC Holding III
 2nd Lien Term Loan
  11-21-13                         8.85-8.86     1,775,000              1,806,808
Sensus Metering Systems
 Tranche 1 Term Loan
  12-17-10                         7.35-7.39       429,247                430,857
Sensus Metering Systems
 Tranche B2 Term Loan
  12-17-10                         7.35-7.39        46,502                 46,676
Trimas
 Letter of Credit
  08-02-13                              8.11     1,498,719              1,513,706
Trimas
 Tranche B1 Term Loan
  08-02-11                              8.07        93,750                 94,688
Wire Rope Corp of America
 Delayed Draw Term Loan
  02-07-14                         0.75-7.61       182,857(k)             183,772
  02-07-14                         0.75-7.61       274,286(e,k)           275,657
Wire Rope Corp of America
 Term Loan
  02-07-14                         0.75-7.61     1,142,857              1,148,571
                                                                  ---------------
Total                                                                  24,643,754
---------------------------------------------------------------------------------

ELECTRIC (7.0%)
AES
 Term Loan
  04-30-08                         7.19-7.50     1,571,429              1,579,286
ANP Funding I LLC
 Tranche A 2nd Lien Term Loan
  07-29-10                              8.85     3,174,357              3,187,054
Boston Generating LLC
 Letter of Credit
  12-21-13                              5.23       224,138                225,400
Boston Generating LLC
 Revolver
  12-21-13                              7.62        62,759                 63,112

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
ELECTRIC (CONT.)
Boston Generating LLC
 Tranche B Term Loan
  12-20-13                              7.60%   $1,010,571             $1,016,048
Calpine Generating
 1st Lien Term Loan
  04-01-09                              9.07         7,500                  7,706
Calpine
 Tranche B Debtor in Possession Term Loan
  04-04-09                              7.59     5,075,000(j)           5,101,948
Cogentrix
 Term Loan
  04-16-12                              6.85     1,188,597              1,189,488
Coleto Creek Power
 2nd Lien Term Loan
  06-28-13                              9.35       694,750                682,592
Enersys
 Tranche B Term Loan
  03-17-11                         7.07-7.15     1,982,296(c)           1,989,730
HCP Acquisition
 1st Lien Term Loan
  02-13-14                              7.60     1,097,250              1,101,365
HCP Acquisition
 2nd Lien Term Loan
  02-13-15                              9.61     1,200,000              1,206,000
La Paloma
 2nd Lien Term Loan
  08-16-13                              8.85     2,777,778              2,791,667
LS Power
 2nd Lien Term Loan
  05-01-15                              9.07       700,000(e)             700,000
LS Power
 Letter of Credit
  05-01-14                              7.32       222,280(e)             222,280
LS Power
 Term Loan
  05-01-14                              7.32     1,077,720(e)           1,077,720
LSP Gen Finance
 2nd Lien Term Loan
  05-04-14                              8.85     3,320,000              3,342,144
LSP Gen Finance
 Term Loan
  05-04-13                              7.10       296,421                296,978
Metcalf Energy Center
 Term Loan
  06-20-10                              8.36     3,000,000              3,015,000
Midwest
 1st Lien Term Loan
  04-27-11                         6.82-6.86     2,688,961              2,705,767
NE Energy
 2nd Lien Term Loan
  05-01-14                              9.88     1,000,000              1,011,250
NE Energy
 Term Loan
  10-31-13                              7.85       179,675                180,947
NE Energy
 Tranche B Term Loan
  11-01-13                              7.85     1,520,325              1,531,089
NRG Energy
 Letter of Credit
  02-01-13                              7.35     2,021,147              2,034,790
NRG Energy
 Tranche B Term Loan
  02-01-13                              7.35     1,785,497              1,799,263
Reliant Energy
 Letter of Credit
  12-01-10                              5.19       875,000                881,930

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
ELECTRIC (CONT.)
Reliant Energy
 Tranche B Term Loan
  12-01-10                              7.70%   $1,172,063             $1,181,826
Spansion LLC
 Tranche B Term Loan
  11-03-12                              8.36       975,000                979,875
TPF Generation Holdings LLC
 2nd Lien Term Loan
  12-15-14                              9.60     2,525,000              2,568,127
TPF Generation Holdings LLC
 Letter of Credit
  12-15-13                              7.37       120,434                121,130
TPF Generation Holdings LLC
 Revolver
  12-15-13                              7.37        37,754                 37,972
TPF Generation Holdings LLC
 Term Loan
  12-15-13                              7.35       640,208                643,710
USPF Holdings LLC
 Letter of Credit
  04-11-14                              7.10       109,000(e)             109,409
USPF Holdings LLC
 Term Loan
  04-11-14                              7.09     2,616,000(e)           2,625,810
                                                                  ---------------
Total                                                                  47,208,413
---------------------------------------------------------------------------------

ENTERTAINMENT (2.6%)
AMC Entertainment
 Term Loan
  01-26-13                              7.07     1,484,969              1,491,295
Cedar Fair
 Tranche B Term Loan
  08-29-12                              7.32     2,679,750              2,704,886
Cinemark USA
 Tranche B Term Loan
  10-05-13                         7.04-7.15     2,213,875              2,221,070
Hit Entertainment
 1st Lien Term Loan
  03-20-12                              7.59     1,994,950              2,001,812
Hit Entertainment
 2nd Lien Term Loan
  02-26-13                             10.82       500,000                502,815
MGM Holdings II
 Tranche B1 Term Loan
  04-08-12                              8.60     2,850,000              2,848,661
Natl CineMedia LLC
 Term Loan
  02-13-15                              7.09       875,000                875,000
Regal Cinemas
 Tranche B Term Loan
  11-10-10                              7.10     2,973,898              2,979,309
Six Flags Theme Parks
 Tranche B Term Loan
  06-30-09                         8.60-8.61     1,576,172              1,583,486
Warner Music Group
 Tranche B Term Loan
  02-28-11                              7.36       388,803                389,915
                                                                  ---------------
Total                                                                  17,598,249
---------------------------------------------------------------------------------

ENVIRONMENTAL (0.6%)
EnviroSolutions Real Property
 Tranche B Term Loan
  07-15-12                         8.87-8.89       699,713                704,086
Synagro Technologies
 2nd Lien Term Loan
  09-30-14                             10.07     1,650,000              1,668,563

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
ENVIRONMENTAL (CONT.)
Synagro Technologies
Term Loan
  04-02-14                              7.32%   $2,000,000             $2,008,760
                                                                  ---------------
Total                                                                   4,381,409
---------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.6%)
Advance Food
 Delayed Draw Term Loan
  03-16-14                              0.75       255,556(e,k)           255,556
Advance Food
 Tranche B Term Loan
  03-15-14                              7.10       894,444                894,444
Aramark
 Letter of Credit
  01-26-14                              7.45       139,913                140,593
Aramark
 Term Loan
  01-26-14                              7.48     1,985,087              1,994,734
B&G Foods
 Tranche C Term Loan
  02-26-13                              7.36     1,100,000              1,105,500
Best Brands
 Tranche B Term Loan
  12-08-12                              8.07       772,808                772,808
Birds Eye Foods
 Term Loan
  03-22-13                              7.09     1,050,000              1,051,649
Bumble Bee Seafoods LLC
 Term Loan
  05-02-12                              7.11     2,000,000              2,000,000
Chiquita Brands LLC
 Tranche C Term Loan
  06-28-12                              8.38     2,030,983              2,052,145
Constellation Brands
 Tranche B Term Loan
  06-05-13                              6.88     1,931,373              1,935,853
Culligan
 Tranche B 1st Lien Term Loan
  09-30-11                              7.07     1,591,665              1,590,679
Dean Foods
 Term Loan
  04-02-14                              6.88     1,600,000              1,602,144
Del Monte
 Tranche B Term Loan
  02-08-12                         6.82-6.86     2,807,138              2,808,316
FSB Global
 2nd Lien Term Loan
  03-29-14                             11.13       525,000                530,250
FSB Global
 Tranche B Term Loan
  09-30-13                              7.88       500,000                502,500
OSI Group
 Term Loan
  09-15-11                              7.35     1,361,889              1,365,294
Restaurant Company
 Tranche B Term Loan
  05-03-13                        8.11-10.00       992,500                998,703
THL Food Products
 Term Loan
  11-21-10                              7.36     1,448,629              1,454,974
United Agricultural Products
 Term Loan
  06-01-12                              7.36     1,017,313              1,017,313
William Bolthouse Farms
 Tranche B Term Loan
  12-16-12                              7.63       493,750                496,011
                                                                  ---------------
Total                                                                  24,569,466
---------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)

GAMING (2.3%)
BLB Worldwide Holdings
 1st Lien Term Loan
  08-23-11                         7.82-7.88%   $2,482,396             $2,502,576
CCM Merger
 Tranche B Term Loan
  04-25-12                         7.33-7.36     1,192,462              1,198,425
Greektown Casino LLC
 Tranche C Term Loan
  12-03-12                              7.85       600,000(e)             606,000
Green Valley Ranch
 2nd Lien Term Loan
  08-16-14                              8.61       700,000                706,454
Green Valley Ranch
 Term Loan
  02-16-14                              7.36       819,091                822,507
Greenwood Racing
 Tranche B Term Loan
  11-28-11                              7.57     1,022,438              1,027,550
Herbst Gaming
 Term Loan
  12-02-11                         7.23-7.25    11,798,000              1,203,487
Penn Natl Gaming
 Tranche A Term Loan
  10-03-11                         6.86-6.90       558,140                558,837
Penn Natl Gaming
 Tranche B Term Loan
  10-03-12                         7.10-7.15       493,734                496,820
Pinnacle Entertainment
 Delayed Draw Term Loan
  12-14-11                              6.98     1,595,455(e)           1,595,454
Pinnacle Entertainment
 Tranche B Term Loan
  12-14-11                              7.32       500,000                502,915
Seminole Tribe of Florida
 Delayed Draw Term Loan
  03-05-14                              6.88        62,348                 62,270
  03-05-14                              6.88       187,045(e)             186,811
Seminole Tribe of Florida
 Term Loan
  03-03-14                              6.88       841,700                840,648
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
  03-05-14                              6.88       833,907(k)             832,865
Venetian Casino Resort
 Term Loan
  06-15-11                              7.09       170,940                171,368
Venetian Casino Resort
 Tranche B Term Loan
  06-15-11                              7.09       829,060                832,169
Venetian Macao
 Tranche B Term Loan
  05-23-13                              8.10     1,250,000              1,259,600
                                                                  ---------------
Total                                                                  15,406,756
---------------------------------------------------------------------------------

GAS PIPELINES (1.5%)
Callon Petroleum
 Term Loan
  04-18-14                             12.32     2,975,000(e)           2,952,687
CGG -- Compagnie
 Term Loan
  01-12-14                              7.35     1,346,625(c)           1,356,725
Coffeyville Resources
 Letter of Credit
  06-22-11                              5.25       133,784                135,011
Coffeyville Resources
 Tranche D Term Loan
  12-28-13                         8.25-8.35       689,488                695,811

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
GAS PIPELINES (CONT.)
El Paso
 Letter of Credit
  07-31-11                              5.12%     $475,000               $476,857
EPCO Holdings
 Tranche A Term Loan
  08-18-08                         6.82-6.87     2,462,821              2,459,742
EPCO Holdings
 Tranche C Term Loan
  08-18-10                         7.11-9.25     1,777,150              1,788,577
Regency Gas Services LLC
 Tranche B Term Loan
  08-15-13                              7.83       379,167                380,589
                                                                  ---------------
Total                                                                  10,245,999
---------------------------------------------------------------------------------

HEALTH CARE (6.8%)
Advanced Medical Optics
 Term Loan
  04-02-14                         7.09-7.10     3,000,000              3,015,000
AGA Medical
 Tranche B Term Loan
  04-28-13                              7.36     2,087,745              2,087,745
AMN Healthcare Services
 Term Loan
  11-02-11                              7.10       973,836                976,270
Carestream Health
 Term Loan
  04-30-13                              7.34     2,500,000(e)           2,503,125
CHG Healthcare Services
 Letter of Credit
  12-20-13                              7.85       155,000                156,744
CHG Healthcare Services
 Tranche B Term Loan
  01-08-13                         7.82-7.85       618,450                625,408
CHG Healthcare Services
 Tranche C Term Loan
  12-20-12                             11.32       525,000                532,875
Community Health System
 Term Loan
  08-19-11                              7.10       199,000                199,332
Community Health Systems
 Term Loan
  08-19-11                              7.10     2,468,866              2,472,989
DaVita
 Tranche B1 Term Loan
  10-05-12                         6.82-6.86     2,025,000              2,028,807
DJ Orthopedics LLC
 Tranche B Term Loan
  04-07-13                              6.88       935,000                935,000
Emdeon Business Services
 2nd Lien Term Loan
  05-16-14                             10.35       975,000                994,500
Emdeon Business Services
 Tranche B 1st Lien Term Loan
  11-16-13                              7.60     1,857,895              1,864,862
Encore Medical Finance
 Tranche B Term Loan
  11-03-13                         7.85-7.90       721,380                722,281
Hanger Orthopedics Group
 Tranche B Term Loan
  09-30-09                              7.60     1,240,625              1,246,059
HCA
 Tranche B Term Loan
  11-17-13                              7.60     6,533,625              6,601,902
Health Management Assn
 Term Loan
  02-28-14                              7.10     3,475,000              3,485,877

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
HEALTH CARE (CONT.)
Healthcare Partners LLC
Tranche B Term Loan
  10-31-13                              7.10%     $800,000               $801,000
IASIS Healthcare
 Delayed Draw Term Loan
  04-27-14                              7.98       393,482(e)             394,957
IASIS Healthcare
 Letter of Credit
  04-27-14                              7.32       104,928(e)             105,322
IASIS Healthcare
 Term Loan
  04-27-14                              7.35     1,151,590(e)           1,154,469
Invacare
 Tranche B Term Loan
  02-12-13                              7.60       723,188                726,803
LifePoint Hospitals
 Tranche B Term Loan
  04-15-12                              6.99     2,000,000              1,997,180
Matria Healthcare
 Tranche B Term Loan
  01-19-12                         7.35-7.36       271,394                272,412
Matria Healthcare
 Tranche B2 Term Loan
  01-19-12                         7.35-7.36       488,019                489,849
Natl Mentor Holding
 Letter of Credit
  09-30-11                         5.32-7.36     4,764,306              4,769,537
Select Medical
 Tranche B Term Loan
  02-22-12                         7.35-9.25     1,240,506              1,235,085
Skilled Healthcare
 Tranche B 1st Lien Term Loan
  06-15-12                              7.57       394,975                396,622
Steifel Laboratories
 Delayed Draw Term Loan
  12-31-08                              7.61     1,309,885              1,321,346
Steifel Laboratories
 Term Loan
  12-31-08                              7.61     1,712,553              1,727,538
Vanguard Health Systems
 Term Loan
  09-23-11                              7.60       395,025                397,494
                                                                  ---------------
Total                                                                  46,238,390
---------------------------------------------------------------------------------

HOME CONSTRUCTION (0.4%)
AIMCO Properties LP
 Term Loan
  03-23-11                              6.86     1,500,000              1,500,945
Rhodes Ranch
 1st Lien Term Loan
  11-21-10                              8.60       435,897                435,897
Standard-Pacific
 Tranche B Term Loan
  05-05-13                              6.86       950,000                935,750
                                                                  ---------------
Total                                                                   2,872,592
---------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.4%)
LSP Kendall Energy
 Tranche B Term Loan
  10-07-13                              7.35       470,590                468,238
NewPark Resources
 Tranche B Term Loan
  08-18-11                              8.35     1,512,693              1,527,820
Riverside Energy Center
 Term Loan
  06-24-11                              9.59       278,905                283,320

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
INDEPENDENT ENERGY (CONT.)
Rocky Mountain Energy Center
 Term Loan
  06-24-11                              9.59%     $177,579               $180,390
Rocky Mountain Energy Center
 Tranche D Term Loan
  06-24-11                              5.26        22,441                 22,833
W&T Offshore
 Tranche B Term Loan
  05-26-10                              7.60       425,000                427,656
                                                                  ---------------
Total                                                                   2,910,257
---------------------------------------------------------------------------------

INTEGRATED ENERGY (0.2%)
Alon USA
 Term Loan
  08-04-13                         7.57-7.61     1,488,750              1,499,916
---------------------------------------------------------------------------------

LIFE INSURANCE (0.5%)
Conseco
 Tranche B Term Loan
  10-10-13                              7.32     1,492,500              1,499,037
Swett & Crawford
 2nd Lien Term Loan
  10-03-14                             10.86       475,000                483,906
Swett & Crawford
 Term Loan
  04-03-14                              7.61     1,150,000              1,152,162
                                                                  ---------------
Total                                                                   3,135,105
---------------------------------------------------------------------------------

MEDIA CABLE (5.4%)
Bresnan Communications
 Term Loan
  09-29-13                              7.38     1,350,000(e)           1,353,038
Cebridge
 Tranche B Term Loan
  11-05-13                         7.34-7.35       850,000                848,674
Charter Communications Operating
 Term Loan
  04-28-13                              7.32     1,900,000(e)           1,900,000
Charter Communications
 Tranche B Term Loan
  03-06-14                              7.35     2,700,000(e)           2,691,576
CSC Holdings
 Tranche B Term Loan
  03-29-13                         7.07-7.11     4,489,700              4,505,144
DirecTV Holdings
 Tranche B Term Loan
  04-13-13                              6.82     3,372,325              3,380,756
Hallmark Entertainment
 2nd Lien Term Loan
  04-13-14                              9.32     1,700,000              1,700,000
Insight Midwest
 Tranche B Term Loan
  04-07-14                              7.35     1,457,228              1,465,607
MCC Iowa LLC
 Tranche D Term Loan
  01-31-15                         7.10-7.11       997,500                996,961
Mediacom Illinois LLC
 Tranche C Term Loan
  03-31-13                         7.09-7.11       997,500                997,500
NTL Telewest
 Term Loan
  09-03-12                              7.36     1,500,000(c)           1,506,825
Quebecor Media
 Tranche B Term Loan
  01-17-13                              7.36     1,879,962(c)           1,891,712
RCN
 Term Loan
  05-18-14                              9.50     2,975,000(e)           2,995,468

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
MEDIA CABLE (CONT.)
Regent Communication
 Tranche B Term Loan
  11-21-13                              7.60%   $1,471,313             $1,476,830
Univision Communications
 Delayed Draw Term Loan
  09-29-14                              7.59       374,497(e,k)           370,284
Univision Communications
 Tranche B Term Loan
  09-29-14                              7.61     5,825,503              5,820,318
UPC Financing Partnership
 Tranche J2 Term Loan
  03-29-13                              7.37       887,500                888,751
UPC Financing Partnership
 Tranche K2 Term Loan
  03-29-13                              7.37       887,500                888,982
Wave Division
 Term Loan
  06-30-14                         7.84-7.87       720,000                723,601
                                                                  ---------------
Total                                                                  36,402,027
---------------------------------------------------------------------------------

MEDIA NON CABLE (8.8%)
American Media Operations
 Tranche C Term Loan
  01-31-13                              8.59     1,500,000              1,505,625
American Media Operations
 Term Loan
  01-31-13                              8.59       500,000                501,875
Barrington Broadcasting
 Term Loan
  08-12-13                              7.61     2,742,025              2,752,307
Black Press Group
 Tranche B1 Term Loan
  08-01-13                              7.36       278,600                280,341
Black Press Group
 Tranche B2 Term Loan
  08-02-13                              7.36       169,150                170,207
Clarke American
 Term Loan
  06-23-14                              7.84     2,475,000(e,k)         2,471,906
CMP Susquehanna
 Term Loan
  05-05-13                         7.35-7.38     2,949,108              2,963,117
Cumulus Media
 Tranche B Term Loan
  06-07-13                              7.32     1,189,750              1,195,699
Dex Media West LLC
 Tranche B Term Loan
  03-09-10                         6.84-6.86       824,016                823,604
Emmis Operating
 Tranche B Term Loan
  11-02-13                              7.35       725,000                728,828
F&W Publications
 2nd Lien Term Loan
  02-05-13                              9.60     1,300,000(e)           1,312,194
GateHouse Media
 Delayed Draw Term Loan
  08-28-14                              7.11       665,761                662,851
GateHouse Media
 Term Loan
  08-27-14                              7.11     1,784,239              1,773,088
Gray Television
 Term Loan
  01-19-15                         6.85-6.86     1,889,595(k)           1,887,233
  01-19-15                         6.85-6.86     1,085,405(e,k)         1,084,049
Idearc
 Tranche B Term Loan
  11-17-14                              7.35     2,643,375              2,660,266

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
MEDIA NON CABLE (CONT.)
Intelsat
Term Loan
  02-01-14                              7.86%   $1,175,000(c)          $1,180,288
Lamar Media
 Tranche B Term Loan
  03-31-14                              6.88     1,150,000              1,152,875
LodgeNet Entertainment
 Tranche B Term Loan
  04-04-14                              7.34     2,175,000              2,189,507
Media News Group
 Tranche C Term Loan
  08-02-12                              7.09       446,625                446,348
NEP Broadcasting LLC
 Term Loan
  02-16-14                              7.60     1,350,000              1,356,183
New Publishing
 Tranche B Term Loan
  08-05-12                              7.61     2,258,300              2,251,074
NextMedia
 2nd Lien Term Loan
  11-15-13                              9.82       500,000                505,000
NextMedia
 Term Loan
  11-15-12                              7.32       476,627                476,322
Nielsen Finance VNU
 Tranche B Term Loan
  08-09-13                              7.61     2,462,625              2,483,951
PanAmSat
 Tranche B Term Loan
  12-03-13                              7.35     2,049,700              2,063,064
Penton Media
 1st Lien Term Loan
  02-01-13                         7.60-7.63       550,000                552,178
Penton Media
 2nd Lien Term Loan
  02-01-14                             10.35       875,000                882,114
Philadelphia Newspapers LLC
 Tranche B Term Loan
  06-29-13                              8.10     2,632,991              2,642,864
Reader's Digest Assn
 Tranche B Term Loan
  03-02-14                         7.33-7.35     1,625,000              1,625,878
Revolution Studios
 2nd Lien Term Loan
  06-21-15                        9.07-12.32       525,000                527,625
Revolution Studios
 Tranche B Term Loan
  06-21-15                        9.07-12.32     1,216,883              1,222,967
RH Donnelly
 Tranche B2 Term Loan
  06-30-11                         6.83-6.86       958,702                957,906
Riverdeep Interactive Learning
 Term Loan
  12-20-13                              8.10     1,196,979              1,202,461
Spanish Broadcasting System
 Tranche B 1st Lien Term Loan
  06-11-12                              7.10     1,478,554              1,480,403
  06-11-12                              7.10     2,000,000(e)           2,002,500
Star Tribune
 1st Lien Term Loan
  03-05-14                              7.59     1,500,000              1,498,755
Star Tribune
 2nd Lien Term Loan
  03-05-15                             11.34     2,100,000              2,102,625
Valassis Communications
 Delayed Draw Term Loan
  03-02-14                              1.00       410,667(e,k)           409,899

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
MEDIA NON CABLE (CONT.)
Valassis Communications
 Term Loan
  03-02-14                              7.10%   $1,514,333             $1,511,804
Van Wagner
 Delayed Draw Term Loan
  06-27-13                         1.00-8.33        40,000(k)              40,000
  06-27-13                         1.00-8.33       960,000(e,k)           960,000
Wenner Media LLC
 Tranche B Term Loan
  10-02-13                              7.10     1,910,000              1,914,775
Yell Finance
 Tranche B Term Loan
  02-10-13                              7.32     1,575,000              1,585,190
                                                                  ---------------
Total                                                                  59,997,746
---------------------------------------------------------------------------------

METALS (1.4%)
Aleris Intl
 Term Loan
  12-19-13                              7.38     2,693,250              2,696,617
Freeport-McMoRan Copper & Gold
 Tranche B Term Loan
  03-19-14                              7.07     2,575,000(e)           2,582,648
Mueller Group
 Tranche B Term Loan
  10-03-12                         7.32-7.36     3,473,329              3,488,541
N.E.W. Holdings I LLC
 2nd Lien Term Loan
  02-08-14                       12.34-12.36       600,000                607,500
                                                                  ---------------
Total                                                                   9,375,306
---------------------------------------------------------------------------------

OIL FIELD SERVICES (1.4%)
Chart Holdings
 1st Lien Term Loan
  10-17-12                              7.38       927,894                929,053
DHS Drilling
 Term Loan
  05-04-12                         8.33-8.34       853,000                850,868
Dresser
 Term Loan
  10-31-13                             10.00     1,033,917              1,033,917
Forest Alaska
 1st Lien Term Loan
  12-08-10                              8.82     1,745,625              1,754,353
Key Energy Group
 Tranche B Term Loan
  06-30-12                         7.85-7.86     3,018,034              3,031,253
Venoco
 2nd Lien Term Loan
  04-28-11                              9.88     2,000,000              2,020,000
                                                                  ---------------
Total                                                                   9,619,444
---------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.7%)
Ameritrade Holding
 Tranche B Term Loan
  12-31-12                              6.82       888,409                889,875
JG Wentworth
 Term Loan
  04-14-14                              7.60     1,350,000              1,350,000
Nasdaq Stock Market
 Tranche B Term Loan
  04-18-12                              7.07     2,081,794              2,086,626
Nasdaq Stock Market
 Tranche C Term Loan
  04-18-12                              7.07       182,986                183,521
                                                                  ---------------
Total                                                                   4,510,022
---------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)

OTHER INDUSTRY (0.8%)
Alliance Laundry
 Term Loan
  01-27-12                              7.57%   $2,990,802             $3,009,494
Education Mgmt LLC
 Tranche B Term Loan
  06-01-13                              7.38       818,813                821,883
Mosaic Global Holding
 Tranche B Term Loan
  12-01-13                         7.10-7.13     1,471,313              1,480,052
                                                                  ---------------
Total                                                                   5,311,429
---------------------------------------------------------------------------------

OTHER UTILITY (0.2%)
BRSP LLC
 Term Loan
  07-13-09                              8.37     1,450,000              1,451,813
---------------------------------------------------------------------------------

PACKAGING (3.0%)
Berry Plastics
 Term Loan
  04-03-14                              7.07     2,975,000              2,984,312
Bluegrass Container
 2nd Lien Delayed Draw Term Loan
  12-30-13                             10.32       121,212                123,636
Bluegrass Container
 2nd Lien Term Loan
  12-30-13                             10.32       378,788                385,102
Bluegrass Container
 Tranche B Delayed Draw Term Loan
  06-30-13                         7.57-7.60       114,576                116,151
Bluegrass Container
 Tranche B Term Loan
  06-30-13                         7.57-7.60     1,374,174              1,393,069
BWAY
 Tranche B Term Loan
  07-17-13                              7.13     1,115,132              1,117,919
Consolidated Container
 Term Loan
  03-28-14                         7.59-7.61     2,850,000              2,858,921
Crown Americas LLC
 Tranche B Term Loan
  11-15-12                              7.11       495,000                495,619
Crown Americas
 Tranche B Term Loan
  11-15-12                              7.11       198,000                198,248
Graham Packaging
 Term Loan
  10-07-11                              7.63     3,175,000              3,193,509
Graphic Packaging Intl
 Tranche B Term Loan
  08-08-10                         7.82-7.85     2,187,490              2,190,903
SCA Packaging
 2nd Lien Term Loan
  03-08-15                        7.60-10.85       850,000                853,723
SCA Packaging
 Term Loan
  03-08-15                        7.60-10.85     1,125,000              1,129,928
Solo Cup
 2nd Lien Term Loan
  03-31-12                             11.57     2,000,000              2,042,500
Solo Cup
 Tranche B Term Loan
  02-28-11                         8.84-8.85       497,436                504,589
White Birch
 1st Lien Term Loan
  04-07-12                             10.50       493,714                496,800
                                                                  ---------------
Total                                                                  20,084,929
---------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)

PAPER (1.2%)
Boise Cascade LLC
 Tranche D Term Loan
  10-28-11                         6.82-6.84%     $830,830               $830,830
Domtar
 Tranche B Term Loan
  03-07-14                              6.74     1,075,000(c)           1,072,646
Georgia-Pacific
 Tranche B2 Term Loan
  12-29-12                              7.09     2,144,625              2,154,169
NewPage
 Tranche B 1st Lien Term Loan
  05-02-11                              7.63     1,169,294              1,178,064
Smurfit Stone Container
 Term Loan
  11-01-10                              5.22     1,493,200              1,505,145
Smurfit Stone Container
 Tranche C1 Term Loan
  11-01-11                              7.38       787,457                793,693
Smurfit-Stone Container
 Tranche B Term Loan
  11-01-11                              7.38       269,852                272,046
Smurfit-Stone Container
 Tranche C Term Loan
  11-01-11                              7.38       247,410                249,389
                                                                  ---------------
Total                                                                   8,055,982
---------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Pharmaceutical Tech
 Term Loan
  04-10-14                              7.60     1,450,000              1,453,016
---------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.3%)
USI Holdings
 Tranche B Term Loan
  03-24-11                              7.57     1,786,951              1,786,951
---------------------------------------------------------------------------------

RAILROADS (0.1%)
Kansas City Southern Railway
 Tranche B Term Loan
  04-28-13                         7.07-7.08       453,354                454,111
---------------------------------------------------------------------------------

REFINING (0.4%)
Western Refining
 Delayed Draw Term Loan
  03-31-14                              7.11       471,429(e)             473,196
Western Refining
 Term Loan
  03-31-14                              7.11     1,928,571(e)           1,930,983
                                                                  ---------------
Total                                                                   2,404,179
---------------------------------------------------------------------------------

REITS (0.6%)
Capital Automotive REIT
 Tranche B Term Loan
  12-16-10                              7.07     2,190,622              2,207,971
Realogy
 Letter of Credit
  10-10-13                         8.32-8.35       440,152                442,286
Realogy
 Tranche B Term Loan
  10-10-13                         8.32-8.35     1,634,848              1,642,778
                                                                  ---------------
Total                                                                   4,293,035
---------------------------------------------------------------------------------

RESTAURANTS (1.3%)
Arby's Restaurant Group
 Term Loan
  07-25-12                         7.59-7.61       920,402                925,464

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
RESTAURANTS (CONT.)
Buffets
 Letter of Credit
  15-01-13                              5.26%     $233,333               $234,500
Buffets
 Term Loan
  11-01-13                         8.32-8.36     1,766,667              1,776,242
Burger King
 Tranche B1 Term Loan
  06-30-12                              6.88     1,131,280              1,133,226
Cracker Barrel
 Tranche B Term Loan
  04-27-13                              6.86     1,500,000(e)           1,499,685
Dennys
 Letter of Credit
  03-31-12                              5.32       193,333                194,300
Dennys
 Tranche B Term Loan
  03-31-12                         7.32-7.40     1,165,485              1,171,312
El Pollo Loco
 Term Loan
  11-18-11                              7.86       493,750                495,296
  11-18-11                              8.01       311,153(e)             312,127
Sbarro
 Tranche B Term Loan
  01-31-14                              7.85       800,000                807,000
                                                                  ---------------
Total                                                                   8,549,152
---------------------------------------------------------------------------------

RETAILERS (5.0%)
Buhrmann U.S.
 Tranche D1 Term Loan
  12-30-10                         7.09-7.11       989,822                992,296
  12-30-10                         7.09-7.11     1,000,000(e)           1,002,500
CSK Auto
 Term Loan
  06-30-12                              8.35       522,378                522,378
Eddie Bauer
 Term Loan
  04-01-14                              8.57     2,775,000              2,778,469
General Nutrition Centers
 Term Loan
  03-16-12                              7.60     2,175,000              2,170,106
Jean Coutu
 Tranche B Term Loan
  07-30-11                              7.88     4,754,260(c)           4,755,355
  07-30-11                              7.88     1,503,504(c,e)         1,503,850
Michaels Stores
 Tranche B Term Loan
  10-31-13                              8.13     5,261,063              5,294,260
Neiman Marcus
 1st Lien Term Loan
  04-04-13                              7.35     1,722,667              1,736,672
Niagara Acquisition
 Tranche B Term Loan
  02-28-12                              7.35       493,703                494,527
Orchard Supply Hardware
 Tranche B Term Loan
  12-21-13                              8.13     1,791,000              1,808,910
Pep Boys-Manny Moe & Jack
 Tranche B Term Loan
  01-27-11                              7.36       773,063                776,928
PETCO Animal Supplies
 Term Loan
  10-26-13                         8.10-8.11     1,795,500              1,809,523
Rent-A-Center
 Tranche B Term Loan
  06-30-12                         7.10-7.13       755,081                756,500

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
RETAILERS (CONT.)
Sally Holdings LLC
 Tranche A Term Loan
  11-16-13                         7.82-7.86%   $2,885,500             $2,907,545
Sports Authority
 Tranche B Term Loan
  05-03-13                              7.60     2,233,125              2,233,125
The Pantry
 Tranche B Term Loan
  01-02-12                              7.07       494,987                494,987
Yankee Acquisition
 Tranche B Term Loan
  02-06-14                              7.35     1,525,000              1,531,664
                                                                  ---------------
Total                                                                  33,569,595
---------------------------------------------------------------------------------

SUPERMARKETS (0.5%)
Supervalu
 Tranche B Term Loan
  06-02-12                              6.84     3,185,443              3,196,497
---------------------------------------------------------------------------------

TECHNOLOGY (3.1%)
Acxiom
 Tranche B Term Loan
  09-15-12                         7.07-7.10       592,583                595,546
Advanced Micro Devices
 Tranche B Term Loan
  12-31-13                              7.34     1,205,453              1,206,791
Affiliated Computer Services
 Tranche B Term Loan
  03-20-13                              7.32       888,750                890,021
Asurion
 1st Lien Term Loan
  07-13-12                              8.32       579,669                586,190
Asurion
 2nd Lien Term Loan
  01-13-13                             11.57     1,200,000              1,219,500
Freescale Semiconductor
 Tranche B Term Loan
  12-01-13                              7.11     2,718,188              2,720,823
Infor Enterprises
 2nd Lien Term Loan
  03-02-14                       11.57-11.60       600,000                609,750
Infor Global Solutions
 1st Lien Term Loan
  07-28-12                              9.10       653,857                657,944
Infor Global Solutions
 Delayed Draw 1st Lien Term Loan
  07-28-12                              9.10       341,143                343,275
Info-USA
 Tranche B Term Loan
  02-14-12                              7.35     1,471,363              1,478,720
  02-14-12                              7.35       535,795(e)             538,474
Reynolds & Reynolds
 1st Lien Term Loan
  10-25-12                              7.35     1,218,875              1,224,969
Sabre
 Term Loan
  09-30-14                              7.60     1,200,000              1,202,748
Sanmina
 Tranche B Term Loan
  01-31-08                              7.38     1,100,000              1,104,818
  01-31-08                              7.38     1,500,000(e)           1,506,570
Sensata Technologies
 Term Loan
  04-27-13                         7.09-7.11     1,489,994              1,486,865
SunGard Data Systems
 Term Loan
  02-28-14                              7.36     2,693,250              2,713,180

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 7 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
TECHNOLOGY (CONT.)
VeriFone
Tranche B Term Loan
  10-31-13                         7.09-7.11%   $1,097,250             $1,106,171
                                                                  ---------------
Total                                                                  21,192,355
---------------------------------------------------------------------------------

TEXTILE (1.6%)
Hanesbrands
 Tranche B Term Loan
  08-20-13                              7.11     3,999,420              4,018,977
Levi Strauss & Co
 Term Loan
  03-27-14                              7.59     2,700,000              2,675,538
St. John Knits
 Tranche B Term Loan
  03-18-12                              8.35     2,101,630              2,112,138
William Carter
 Term Loan
  07-14-12                         6.82-6.86     1,923,203              1,921,395
                                                                  ---------------
Total                                                                  10,728,048
---------------------------------------------------------------------------------

TOBACCO (0.2%)
Reynolds American
 Term Loan
  05-31-12                         7.10-7.13     1,017,313              1,023,416
---------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.3%)
Hertz
 Letter of Credit
  12-21-12                              5.35       223,009                224,356
  12-21-12                         7.07-7.09     1,245,730              1,253,391
Vanguard Car Rental
 Tranche B Term Loan
  06-14-13                         8.32-8.36       705,000                709,554
                                                                  ---------------
Total                                                                   2,187,301
---------------------------------------------------------------------------------

WIRELESS (1.4%)
American Cellular
 Term Loan
  03-15-14                              7.32     1,350,000              1,351,688
Centennial Cellular Operating LLC
 Tranche C Term Loan
  02-09-11                         7.35-7.36     1,423,594              1,432,491
Consolidated Communications
 Tranche D Term Loan
  10-14-11                         7.10-7.11     1,506,625              1,514,158
Cricket Communications
 Tranche B Term Loan
  06-16-13                              7.60     1,488,750              1,500,854
Crown Castle Intl
 Term Loan
  03-06-14                         6.82-6.90     1,075,000              1,076,430
Ntelos
 Tranche B 1st Lien Term Loan
  08-24-11                              7.57     1,774,904              1,784,328
PAETEC Communications
 Tranche B 1st Lien Term Loan
  02-28-13                              8.82     1,000,000              1,012,190
                                                                  ---------------
Total                                                                   9,672,139
---------------------------------------------------------------------------------

WIRELINES (1.6%)
Alaska Communications
 Term Loan
  02-01-12                              7.10       980,000                983,263
Cincinnati Bell
 Tranche B Term Loan
  08-31-12                         6.82-6.83     1,227,675              1,229,209

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                  VALUE(A)
WIRELINES (CONT.)
Iowa Telecommunications
 Tranche B Term Loan
  11-30-11                         7.08-7.10%   $2,000,000             $2,008,000
Level 3 Communications
 Tranche B Term Loan
  03-16-14                              7.61     1,725,000              1,732,901
Time Warner Telecom
 Tranche B Term Loan
  01-07-13                              7.32     1,620,938              1,628,361
Windstream
 Tranche B Term Loan
  07-17-13                              6.86     2,975,000              2,988,537
                                                                  ---------------
Total                                                                  10,570,271
---------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $588,259,499)                                                 $589,483,423
---------------------------------------------------------------------------------

BONDS (9.4%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                      VALUE(A)
ASSET-BACKED (0.6%)
Citibank Credit Card Issuance Trust
 Series 2006-B1 Cl B1
  03-07-11                           5.43%        $250,000(g)                $250,078
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.58          150,008(g)                 150,007
Countrywide Home Equity Loan Trust
 Series 2005-M Cl A2 (MBIA)
  02-15-36                           5.44          445,783(g,l)               445,713
Residential Asset Securities Corp
 Series 2007-KS3 Cl M1S
  04-25-37                           5.70        3,000,000(g)               3,001,231
                                                                      ---------------
Total                                                                       3,847,029
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (--%)(f)
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                           5.76          243,726(d,g)               244,231
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (0.9%)(f)
Deutsche Bank Alternative Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
  02-25-37                           5.41        1,673,504(g)               1,674,089
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.66          609,733(h)                 608,938
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
  01-19-38                           5.41        1,211,900(h)               1,212,858
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
  04-25-37                           5.50        2,969,906(g)               2,966,077
                                                                      ---------------
Total                                                                       6,461,962
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.5%)
Ford Motor Credit LLC
  04-15-12                           9.81        1,000,000(g)               1,068,793
GMAC LLC
  08-28-12                           6.88          125,000                    124,913

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                      VALUE(A)
AUTOMOTIVE (CONT.)
Goodyear Tire & Rubber
 Sr Nts
  12-01-09                           9.14%      $1,900,000(d,g)            $1,904,750
                                                                      ---------------
Total                                                                       3,098,456
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Nts
  03-23-09                           5.42        1,000,000(g)               1,000,055
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.5%)
Ainsworth Lumber
  04-01-13                           9.35          500,000(c,g)               370,000
Builders FirstSource
  02-15-12                           9.61        1,000,000(g)               1,016,250
CPG Intl I
 Sr Unsecured
  07-01-12                          12.12        2,000,000(g)               2,065,000
                                                                      ---------------
Total                                                                       3,451,250
-------------------------------------------------------------------------------------

CHEMICALS (0.3%)
Hexion US Finance/Nova Scotia
 Secured
  11-15-14                           9.86        2,000,000(d,g)             2,070,000
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.3%)
ESCO
 Sr Nts
  12-15-13                           9.23        2,000,000(d,g)             2,070,000
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
Universal City Florida Holding I/II
 Sr Nts
  05-01-10                          10.11        1,000,000(g)               1,026,250
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Pinnacle Foods Finance LLC
 Sr Sub Nts
  04-01-17                          10.63          380,000(d)                 383,325
-------------------------------------------------------------------------------------

GAMING (0.5%)
Snoqualmie Entertainment Authority
 Secured
  02-01-14                           9.15        3,000,000(d,g)             3,063,750
Wheeling Island Gaming
  12-15-09                          10.13          250,000                    253,750
                                                                      ---------------
Total                                                                       3,317,500
-------------------------------------------------------------------------------------

HEALTH CARE (0.6%)
Select Medical
 Sr Unsecured
  09-15-15                          11.08        2,500,000(g)               2,412,500
US Oncology Holdings
 Sr Unsecured Pay-in-kind
  03-15-12                           9.80        1,400,000(d,g,i)           1,414,000
                                                                      ---------------
Total                                                                       3,826,500
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.6%)
Intelsat Bermuda
  01-15-15                           8.87        2,940,000(c,g)             3,006,150
Primedia
 Sr Nts
  05-15-10                          10.74          750,000(g)                 775,313
                                                                      ---------------
Total                                                                       3,781,463
-------------------------------------------------------------------------------------

METALS (0.5%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.56        3,500,000(g)               3,692,500
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 8 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                      VALUE(A)

OIL FIELD SERVICES (0.4%)
Parker Drilling
 Sr Nts
  09-01-10                          10.11%      $2,666,000(g)              $2,719,320
-------------------------------------------------------------------------------------

PACKAGING (0.4%)
Berry Plastics Holding
 Secured
  09-15-14                           9.23        2,480,000(g)               2,535,800
-------------------------------------------------------------------------------------

PAPER (0.5%)
Boise Cascade LLC
  10-15-12                           8.23          250,000(g)                 250,000
Verso Paper Holdings LLC
 Secured
  08-01-14                           9.11        3,000,000(d,g)             3,112,500
                                                                      ---------------
Total                                                                       3,362,500
-------------------------------------------------------------------------------------

RESTAURANTS (0.4%)
Seminole Hard Rock Entertainment/Intl LLC
 Secured
  03-15-14                           7.85        2,715,000(d,g)             2,782,875
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                      VALUE(A)

RETAILERS (0.1%)
Michaels Stores
 Sr Sub Nts
  11-01-16                          11.38%        $910,000(d)              $1,003,275
-------------------------------------------------------------------------------------

TECHNOLOGY (0.5%)
NXP Funding LLC
 Secured
  10-15-13                           8.11        3,495,000(c,d,g)           3,608,588
-------------------------------------------------------------------------------------

WIRELESS (0.8%)
Centennial Communications
 Sr Nts
  01-01-13                          11.10        1,000,000(g)               1,051,250
IPCS
 Secured
  05-01-13                           7.48        4,375,000(d,g)             4,396,874
                                                                      ---------------
Total                                                                       5,448,124
-------------------------------------------------------------------------------------

WIRELINES (0.6%)
General Cable
 Sr Nts
  04-01-15                           7.73        2,040,000(d,g)             2,060,400

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE         AMOUNT                      VALUE(A)
WIRELINES (CONT.)
Qwest Communications Intl
  02-15-09                           8.86%      $1,750,000(g)              $1,767,500
                                                                      ---------------
Total                                                                       3,827,900
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $62,685,845)                                                       $63,558,903
-------------------------------------------------------------------------------------

MONEY MARKET FUND (7.8%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 52,485,361(m)          $52,485,361
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $52,485,361)                                                     $52,485,361
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $703,430,705)(n)                                                $705,527,687
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2007, the value of foreign securities represented 5.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $28,114,568 or 4.2% of net assets.

(e) At April 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $52,884,426.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2007.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2007.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

(k) At April 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrow draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. At April 30, 2007 these rates range from 6.85-8.36%.

BORROWER                                                                COST
-------------------------------------------------------------------------------
Advance Food                                                           $255,556
Clarke American                                                       2,475,000
Gray Television                                                       2,975,000
Seminole Tribe of Florida                                               833,907
Univision Communications                                                374,497
Valassis Communications                                                 410,667
Van Wagner                                                            1,000,000
Wire Rope Corp of America                                               457,143
-------------------------------------------------------------------------------
Total                                                                $8,781,770
-------------------------------------------------------------------------------

(l) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

MBIA  -- MBIA Insurance Corporation

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 9 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

(n) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $703,431,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,856,000
Unrealized depreciation                                                (759,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,097,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE FLOATING RATE FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE INCOME OPPORTUNITIES FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (89.3%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
AEROSPACE & DEFENSE (4.4%)
Alion Science and Technology
 Sr Unsecured
  02-01-15                          10.25%       $2,555,000(d)           $2,689,138
Communications & Power Inds
  02-01-12                           8.00         3,380,000               3,464,500
CPI Intl
 Sr Unsecured
  02-01-15                          11.15         1,255,000(e)            1,295,788
DRS Technologies
  02-01-16                           6.63         3,895,000               3,933,949
L-3 Communications
  07-15-13                           6.13           320,000                 316,000
  01-15-15                           5.88           550,000                 535,563
L-3 Communications
 Series B
  10-15-15                           6.38         1,750,000               1,741,250
TransDigm
  07-15-14                           7.75           820,000                 850,750
TransDigm
 Sr Sub Nts
  07-15-14                           7.75           250,000(d)              259,375
                                                                    ---------------
Total                                                                    15,086,313
-----------------------------------------------------------------------------------

AUTOMOTIVE (3.7%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                           9.88         2,975,000               3,163,853
Ford Motor Credit LLC
 Sr Unsecured
  01-13-12                           8.11         1,770,000(e)            1,745,773
GMAC
  04-15-16                           7.70         3,825,000               3,538,125
GMAC LLC
  09-15-11                           6.88         3,605,000               3,617,116
  11-01-31                           8.00           750,000                 808,125
                                                                    ---------------
Total                                                                    12,872,992
-----------------------------------------------------------------------------------

BROKERAGE (1.0%)
LaBranche & Co
 Sr Nts
  05-15-12                          11.00         3,210,000               3,498,900
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

BUILDING MATERIALS (0.5%)
Norcraft Companies LP/Finance
  11-01-11                           9.00%       $1,565,000              $1,631,513
-----------------------------------------------------------------------------------

CHEMICALS (3.5%)
Chemtura
  06-01-16                           6.88         1,534,000               1,510,990
Georgia Gulf
 Sr Nts
  10-15-14                           9.50           535,000(d)              537,675
Hexion US Finance/Nova Scotia
 Sr Nts
  11-15-14                           9.75         1,749,000(d)            1,888,920
INVISTA
  05-01-12                           9.25         2,305,000(d)            2,454,825
NALCO
 Sr Unsecured
  11-15-11                           7.75         1,120,000               1,153,600
NewMarket
 Sr Nts
  12-15-16                           7.13         1,760,000(d)            1,760,000
PQ
  02-15-13                           7.50         2,634,000               2,772,285
                                                                    ---------------
Total                                                                    12,078,295
-----------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.8%)
United Rentals North America
  02-15-12                           6.50         2,665,000               2,691,650
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.6%)
American Achievement
 Sr Sub Nts
  04-01-12                           8.25           385,000                 391,738
Chattem
 Sr Sub Nts
  03-01-14                           7.00         1,860,000               1,860,000
Jarden
  05-01-17                           7.50         2,455,000               2,516,374
Sealy Mattress
  06-15-14                           8.25         1,665,000               1,752,413
Visant
  10-01-12                           7.63           715,000                 731,981

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
CONSUMER PRODUCTS (CONT.)
Vitro
 Sr Unsecured
  02-01-17                           9.13%       $1,750,000(c,d)         $1,837,500
                                                                    ---------------
Total                                                                     9,090,006
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.8%)
ALH Finance LLC
  01-15-13                           8.50           212,000                 213,060
Baldor Electric
  02-15-17                           8.63           875,000                 934,063
RBS Global & Rexnord
  08-01-14                           9.50         1,412,000               1,510,840
RBS Global & Rexnord
 Sr Unsecured
  09-01-16                           8.88           165,000                 171,600
                                                                    ---------------
Total                                                                     2,829,563
-----------------------------------------------------------------------------------

ELECTRIC (6.0%)
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38         2,030,000               2,139,113
  05-15-18                           7.13         1,420,000               1,373,850
Edison Mission Energy
 Sr Unsecured
  06-15-13                           7.50         1,405,000               1,461,200
  06-15-16                           7.75            50,000                  52,625
IPALCO Enterprises
 Secured
  11-14-11                           8.63         4,995,000               5,419,574
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56           597,718                 658,985
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                           8.30         1,100,000               1,163,250
  10-01-21                           8.50           280,000                 296,100
  05-01-31                           9.13           255,000                 277,313
Mirant North America LLC
  12-31-13                           7.38         2,540,000               2,686,049
NRG Energy
  02-01-14                           7.25         2,745,000               2,841,074
  01-15-17                           7.38         1,030,000               1,067,338
Reliant Energy
  12-15-14                           6.75         1,050,000               1,097,250

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Salton Sea Funding
Sr Nts Series C
  05-30-10                           7.84%         $240,428                $249,745
                                                                    ---------------
Total                                                                    20,783,466
-----------------------------------------------------------------------------------

ENVIRONMENTAL (1.9%)
Allied Waste North America
 Series B
  04-15-14                           7.38         3,190,000               3,237,850
  05-15-16                           7.13           410,000                 420,250
Clean Harbors
  07-15-12                          11.25           745,000                 827,867
WCA Waste
  06-15-14                           9.25         1,865,000               1,986,225
                                                                    ---------------
Total                                                                     6,472,192
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.8%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                           9.66         3,127,000(f)            2,884,658
Constellation Brands
  09-01-16                           7.25         1,300,000               1,322,750
Cott Beverages USA
  12-15-11                           8.00         4,605,000               4,720,124
Del Monte
  02-15-15                           6.75           625,000                 626,563
                                                                    ---------------
Total                                                                     9,554,095
-----------------------------------------------------------------------------------

GAMING (5.9%)
Boyd Gaming
 Sr Sub Nts
  02-01-16                           7.13           800,000                 798,000
Buffalo Thunder Development Authority
 Secured
  12-15-14                           9.38         1,415,000(d)            1,450,375
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13         2,715,000               2,850,749
Harrah's Operating
  06-01-16                           6.50         2,485,000               2,217,863
  10-01-17                           5.75           685,000                 568,550
Majestic Star Casino LLC/Capital
  10-15-10                           9.50         2,470,000               2,599,675
Mandalay Resort Group
 Sr Nts
  12-15-11                           6.38           300,000                 301,125
MGM MIRAGE
  10-01-09                           6.00           150,000                 150,188
  02-27-14                           5.88           725,000                 681,500
  07-15-15                           6.63           975,000                 945,750
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38         1,830,000(d)            2,049,600
Station Casinos
 Sr Nts
  04-01-12                           6.00         1,225,000               1,200,500
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00         2,590,000(d)            2,758,349

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
GAMING (CONT.)
Wheeling Island Gaming
  12-15-09                          10.13%       $1,815,000              $1,842,225
                                                                    ---------------
Total                                                                    20,414,449
-----------------------------------------------------------------------------------

GAS PIPELINES (4.3%)
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80           400,000                 426,614
Southern Star Central
 Sr Nts
  03-01-16                           6.75         3,670,000               3,688,350
Tennessee Gas Pipeline
  04-01-37                           7.63         1,900,000               2,221,376
Williams Companies
 Sr Nts
  07-15-19                           7.63         2,919,000               3,181,710
Williams Companies
 Sr Unsecured
  09-01-21                           7.88         4,886,000               5,411,245
                                                                    ---------------
Total                                                                    14,929,295
-----------------------------------------------------------------------------------

HEALTH CARE (8.6%)
Community Health Systems
 Sr Unsecured
  12-15-12                           6.50         1,430,000               1,478,263
DaVita
  03-15-15                           7.25         2,545,000               2,602,263
HCA
 Secured Pay-in-kind
  11-15-16                           9.63         4,378,000(d,g)          4,782,964
IASIS Healthcare LLC/Capital
 Bank Guaranteed
  06-15-14                           8.75           635,000                 658,019
MedCath Holdings
  07-15-12                           9.88         2,965,000               3,202,200
Omnicare
  12-15-13                           6.75         2,015,000               2,004,925
  12-15-15                           6.88         1,789,000               1,782,291
Omnicare
 Sr Sub Nts
  06-01-13                           6.13           365,000                 352,681
Select Medical
 Sr Unsecured
  09-15-15                          11.08         3,374,000(e)            3,255,909
Triad Hospitals
 Sr Nts
  05-15-12                           7.00         2,070,000               2,152,800
Triad Hospitals
 Sr Sub Nts
  11-15-13                           7.00         2,025,000               2,116,125
US Oncology
  08-15-12                           9.00         1,115,000               1,187,475
US Oncology Holdings
 Sr Unsecured Pay-in-kind
  03-15-12                           9.80         1,515,000(d,e,g)        1,530,150
VWR Intl
 Sr Unsecured
  04-15-12                           6.88         2,625,000               2,690,625
                                                                    ---------------
Total                                                                    29,796,690
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

HOME CONSTRUCTION (1.5%)
DR Horton
 Sr Unsub
  04-15-16                           6.50%       $2,465,000              $2,415,904
K Hovnanian Enterprises
  05-15-16                           7.50         1,230,000               1,180,800
Meritage Homes
 Sr Nts
  05-01-14                           7.00         1,755,000               1,689,188
Standard Pacific
 Sr Sub Nts
  04-15-12                           9.25            65,000                  63,700
                                                                    ---------------
Total                                                                     5,349,592
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (5.7%)
Chaparral Energy
  12-01-15                           8.50         3,675,000               3,730,124
Chesapeake Energy
  07-15-13                           7.63           990,000               1,050,638
  08-15-14                           7.00           910,000                 939,575
  01-15-16                           6.63           635,000                 644,525
  01-15-16                           6.88           803,000                 817,053
  01-15-18                           6.25           355,000                 352,338
Compton Petroleum Finance
  12-01-13                           7.63           220,000(c)              218,350
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50         1,560,000               1,595,100
EXCO Resources
 Secured
  01-15-11                           7.25         2,215,000               2,220,538
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75         2,180,000(d)            2,190,900
PetroHawk Energy
  07-15-13                           9.13         2,760,000               2,956,649
Pioneer Natural Resources
 Sr Unsecured
  03-15-17                           6.65           425,000                 415,888
Range Resources
  03-15-15                           6.38         1,470,000               1,458,975
  05-15-16                           7.50         1,115,000               1,156,813
                                                                    ---------------
Total                                                                    19,747,466
-----------------------------------------------------------------------------------

MEDIA CABLE (2.6%)
Cablevision Systems
 Sr Unsecured Series B
  04-15-12                           8.00           625,000                 640,625
Charter Communications Operating LLC/Capital
 Sr Nts
  04-30-14                           8.38         1,205,000(d)            1,263,744
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38           370,000                 356,125
EchoStar DBS
  02-01-16                           7.13         3,590,000               3,738,087
Mediacom LLC/Capital
 Sr Nts
  02-15-11                           7.88           425,000                 427,125
Quebecor Media
 Sr Nts
  03-15-16                           7.75           470,000(c)              493,500
Univision Communications
 Sr Nts Pay-in-kind
  03-15-15                           9.75           885,000(d,g)            891,638

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA CABLE (CONT.)
Virgin Media Finance
  04-15-14                           8.75%       $1,070,000(c)           $1,123,500
                                                                    ---------------
Total                                                                     8,934,344
-----------------------------------------------------------------------------------

MEDIA NON CABLE (7.4%)
Clear Channel Communications
 Sr Nts
  09-15-14                           5.50           980,000                 868,972
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50         3,005,000               2,546,774
Dex Media
 Sr Disc Nts
 (Zero coupon through 11-15-08,
 thereafter 9.00%)
  11-15-13                           7.29         3,565,000(f)            3,360,013
Idearc
 Sr Nts
  11-15-16                           8.00         1,209,000(d)            1,261,894
Intelsat Intermediate Holding
 (Zero coupon through 02-01-10,
 thereafter 9.25%)
  02-01-15                           8.57         4,410,000(c,f)          3,704,399
Lamar Media
 Sr Unsecured
  08-15-15                           6.63           808,000                 801,940
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25         1,260,000               1,263,084
Liberty Media
 Sr Nts
  05-15-13                           5.70         1,185,000               1,132,247
Radio One
  02-15-13                           6.38           915,000                 890,981
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75         1,405,000(d)            1,499,838
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                          10.38           155,000(d)              174,569
Salem Communications Holding
  12-15-10                           7.75         3,800,000               3,885,499
Sinclair Broadcast Group
  03-15-12                           8.00         1,000,000               1,037,500
Sun Media
  02-15-13                           7.63         3,200,000(c)            3,288,000
                                                                    ---------------
Total                                                                    25,715,710
-----------------------------------------------------------------------------------

METALS (1.0%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25         1,620,000               1,751,625
Peabody Energy
 Series B
  03-15-13                           6.88         1,645,000               1,665,563
                                                                    ---------------
Total                                                                     3,417,188
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (2.2%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.13         2,625,000               2,798,906

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
OIL FIELD SERVICES (CONT.)
Cimarex Energy
 Sr Nts
  05-01-17                           7.13%         $440,000(b)             $444,400
OPTI Canada
  12-15-14                           8.25         2,549,000(c,d)          2,708,313
Quicksilver Resources
  04-01-16                           7.13         1,805,000               1,795,975
                                                                    ---------------
Total                                                                     7,747,594
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (2.4%)
Cardtronics
  08-15-13                           9.25         3,020,000               3,186,100
Residential Capital LLC
  06-30-15                           6.88         2,425,000               2,455,596
Triad Acquisition
 Sr Unsecured
 Series B
  05-01-13                          11.13         2,890,000               2,752,725
                                                                    ---------------
Total                                                                     8,394,421
-----------------------------------------------------------------------------------

OTHER INDUSTRY (0.5%)
Mobile Mini
 Sr Nts
  05-01-15                           6.88         1,195,000(b,d)          1,189,025
Rental Service
  12-01-14                           9.50           580,000(d)              616,250
                                                                    ---------------
Total                                                                     1,805,275
-----------------------------------------------------------------------------------

PACKAGING (2.4%)
Ball
  12-15-12                           6.88           975,000                 996,938
Crown Cork & Seal
  04-15-23                           8.00         1,000,000               1,005,000
Greif
 Sr Nts
  02-01-17                           6.75         1,650,000(d)            1,678,875
Owens-Brockway Glass Container
  05-15-11                           7.75         1,515,000               1,568,025
  05-15-13                           8.25         1,300,000               1,371,500
Plastipak Holdings
 Sr Nts
  12-15-15                           8.50           805,000(d)              861,350
Silgan Holdings
 Sr Sub Nts
  11-15-13                           6.75           800,000                 792,000
                                                                    ---------------
Total                                                                     8,273,688
-----------------------------------------------------------------------------------

PAPER (5.2%)
Abitibi-Consolidated Co of Canada
  04-01-15                           8.38         1,800,000(c)            1,683,000
Boise Cascade LLC
  10-15-12                           8.23           500,000(e)              500,000
  10-15-14                           7.13         1,590,000               1,582,050
Cascades
 Sr Nts
  02-15-13                           7.25           480,000(c)              487,200
Georgia-Pacific
  01-15-17                           7.13         3,698,000(d)            3,716,490
NewPage
  05-01-12                          10.00         2,707,000               2,991,235
Norampac
  06-01-13                           6.75         1,960,000(c)            1,940,400

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
PAPER (CONT.)
Smurfit-Stone Container Enterprises
 Sr Nts
  07-01-12                           8.38%       $2,875,000              $2,932,500
  03-15-17                           8.00         2,225,000(d)            2,213,875
                                                                    ---------------
Total                                                                    18,046,750
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Elan Finance
  11-15-11                           7.75         1,100,000(c)            1,094,500
Warner Chilcott
  02-01-15                           8.75         2,075,000               2,204,688
                                                                    ---------------
Total                                                                     3,299,188
-----------------------------------------------------------------------------------

RAILROADS (0.6%)
Kansas City Southern de Mexico
 Sr Nts
  12-01-13                           7.63         2,085,000(c,d)          2,121,488
-----------------------------------------------------------------------------------

RETAILERS (0.8%)
Michaels Stores
 Sr Nts
  11-01-14                          10.00         2,500,000(d)            2,728,125
-----------------------------------------------------------------------------------

TECHNOLOGY (3.5%)
Flextronics Intl
 Sr Sub Nts
  11-15-14                           6.25         1,000,000(c)              970,000
Freescale Semiconductor
 Sr Nts
  12-15-14                           8.88         1,915,000(d)            1,919,788
Freescale Semiconductor
 Sr Nts
 Pay-in-kind
  12-15-14                           9.13           660,000(d,g)            656,700
Freescale Semiconductor
 Sr Sub Nts
  12-15-16                          10.13         1,350,000(d)            1,363,500
NXP Funding LLC
 Secured
  10-15-13                           8.11         1,060,000(c,d,e)        1,094,450
Seagate Technology HDD Holdings
  10-01-16                           6.80         3,570,000(c)            3,538,762
West
 Sr Sub Nts
  10-15-16                          11.00         2,260,000(d)            2,469,050
                                                                    ---------------
Total                                                                    12,012,250
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.6%)
Avis Budget Car Rental LLC/Finance
 Sr Nts
  05-15-14                           7.63         1,205,000(d)            1,229,100
Hertz
  01-01-14                           8.88           935,000               1,007,463
                                                                    ---------------
Total                                                                     2,236,563
-----------------------------------------------------------------------------------

WIRELESS (1.1%)
American Tower
 Sr Nts
  10-15-12                           7.13         1,105,000               1,146,438
Centennial Communications/Cellular Operating LLC/
 Puerto Rico Operations
 Sr Unsecured
  02-01-14                           8.13           625,000                 647,656

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELESS (CONT.)
Dobson Cellular Systems
Secured
  11-01-11                           8.38%       $1,765,000              $1,881,931
                                                                    ---------------
Total                                                                     3,676,025
-----------------------------------------------------------------------------------

WIRELINES (4.0%)
GCI
 Sr Unsecured
  02-15-14                           7.25         1,435,000               1,435,000
Level 3 Financing
 Sr Nts
  11-01-14                           9.25           490,000(d)              509,600
Qwest
  03-15-12                           8.88         2,230,000               2,464,150
  09-15-33                           6.88         2,100,000               2,047,500
Qwest
 Sr Nts
  06-15-15                           7.63         2,205,000               2,356,594
Qwest
 Sr Unsecured
  10-01-14                           7.50           950,000               1,004,625
Windstream
  08-01-16                           8.63         3,630,000               3,983,925
                                                                    ---------------
Total                                                                    13,801,394
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $301,508,049)                                                   $309,036,480
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (1.0%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
Tobacco Settlement Financing Corporation
Revenue Bonds
Series 2007A-1
  06-01-46                           6.71%       $3,430,000(b)           $3,446,224
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $3,429,657)                                                       $3,446,224
-----------------------------------------------------------------------------------

SENIOR LOANS (5.2%)(h)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
AUTOMOTIVE (0.5%)
Ford Motor
 Tranche B Term Loan
  12-15-13                           8.36%       $1,830,413              $1,840,718
-----------------------------------------------------------------------------------

CHEMICALS (0.2%)
Celanese
 Tranche B Term Loan
  04-06-14                           7.10           765,000(c)              768,588
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.3%)
Spectrum Brands
 Tranche B1 Term Loan
  04-04-13                           9.32           899,188                 907,902
Spectrum Brands
 Tranche B2 Term Loan
  04-04-13                           9.32           152,477                 153,954
                                                                    ---------------
Total                                                                     1,061,856
-----------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
Natl CineMedia LLC
 Term Loan
  02-13-15                           7.09           405,000                 405,000
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.1%)
Pinnacle Foods Finance
 Tranche B Term Loan
  04-02-14                           8.10         3,345,000               3,365,905
-----------------------------------------------------------------------------------

GAMING (0.5%)
Great Lakes Gaming of Michigan
 Term Loan
  09-15-12                           9.00         1,750,000(i)            1,715,000
-----------------------------------------------------------------------------------

HEALTH CARE (0.8%)
HCA
 Tranche B Term Loan
  01-21-13                           7.60         2,643,375               2,670,998
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

INDEPENDENT ENERGY (0.5%)
Sandridge Energy
 Term Loan
  08-09-13                           8.63%       $1,680,000              $1,730,400
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13 8.30-8.35                              1,814,244               1,825,583
-----------------------------------------------------------------------------------

OTHER INDUSTRY (0.2%)
Rental Service
 2nd Lien Term Loan
  11-30-13 8.85-8.86                                800,000                 814,336
-----------------------------------------------------------------------------------

WIRELINES (0.5%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                           7.61         1,705,000(b)            1,712,809
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $17,760,738)                                                     $17,911,193
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.9%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  6,460,736(j)           $6,460,736
-----------------------------------------------------------------------------------


TOTAL MONEY MARKET FUND
(Cost: $6,460,736)                                                       $6,460,736
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $329,159,180)(k)                                                $336,854,633
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b) At April 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,764,256.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2007, the value of foreign securities represented 7.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $58,357,433 or 16.9% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2007.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES               COST
----------------------------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012                                           03-01-07           $1,715,828

--------------------------------------------------------------------------------

 4 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

(j) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(k) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $329,159,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $8,268,000
Unrealized depreciation                                                (572,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $7,696,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                RIVERSOURCE INFLATION PROTECTED SECURITIES FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES
APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (98.9%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
U.S. GOVERNMENT OBLIGATIONS(b)
U.S. Treasury Inflation-Indexed Bond
  01-15-08                           3.63%      $15,112,800             $15,308,042
  04-15-10                           0.88        33,293,690              32,240,753
  04-15-12                           2.00         5,815,486               5,783,389
  07-15-12                           3.00        18,677,223              19,766,653
  01-15-14                           2.00        38,143,490              37,204,035
  07-15-14                           2.00        23,476,950              23,393,435
  01-15-15                           1.63        23,953,789              23,181,632
  01-15-16                           2.00        26,601,864              26,278,713
  07-15-16                           2.50        10,981,532              11,285,684
  01-15-17                           2.38        28,653,328              29,121,746
  01-15-25                           2.38        20,929,566              21,043,631
  04-15-28                           3.63        32,417,629              39,416,149
  04-15-29                           3.88         4,381,316               5,551,567
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $289,311,250)                                                   $289,575,429
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.2%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  3,419,948(c)           $3,419,948
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,419,948)                                                       $3,419,948
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $292,731,198)(d)                                                $292,995,377
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(d) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $292,731,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,192,000
Unrealized depreciation                                              (1,928,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                            $264,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 1 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE LIMITED DURATION BOND FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (98.6%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (20.3%)
Federal Farm Credit Bank
  10-10-08                           4.25%         $720,000                $713,390
Federal Home Loan Bank
  01-18-08                           4.63         1,855,000               1,846,968
Federal Home Loan Mtge Corp
  06-15-08                           3.88         3,665,000               3,618,528
  03-15-09                           5.75           525,000                 533,115
  04-16-37                           6.00           750,000                 742,922
Federal Natl Mtge Assn
  01-15-08                           3.25         1,000,000                 986,340
  06-15-08                           5.25         7,885,000               7,900,060
  02-16-12                           5.00         3,040,000               3,060,614
U.S. Treasury
  01-31-09                           4.88           775,000                 777,482
  02-15-09                           4.50         3,000,000               2,991,327
  02-15-10                           4.75         1,480,000               1,488,210
  03-31-12                           4.50           745,000                 744,389
  02-15-17                           4.63         1,530,000               1,529,282
  02-15-26                           6.00           565,000                 641,496
U.S. Treasury Inflation-Indexed Bond
  04-15-12                           2.00         3,023,050(b)            3,014,933
                                                                    ---------------
Total                                                                    30,589,056
-----------------------------------------------------------------------------------

ASSET-BACKED (3.6%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84           250,000                 248,185
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.43           500,000(d,i)            500,000
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15           125,000(d)              126,426
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62           975,000(j)              114,943
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.91           105,000                 101,781
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.58           183,010(i)              183,009

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.48%         $500,000(e,i)           $500,000
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                           5.30           350,000(d,k)            350,784
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78           575,000(d,k)            585,282
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15            99,095(k)               98,303
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85           200,000(d,k)            196,354
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.89           600,000(j)              134,078
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           0.00           700,000(j)              196,721
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                           4.49           179,156                 177,545
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57           285,000                 284,111
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.46           635,000(i)              634,802
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.50           750,000(i)              751,230
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45           225,000(d)              225,917

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
WFS Financial Owner Trust
 Series 2004-1 Cl D
  08-22-11                           3.17%          $50,576                 $50,361
                                                                    ---------------
Total                                                                     5,459,832
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.2%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.89           250,000                 248,947
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                           4.87           225,000                 220,934
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45           325,000                 326,830
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                           5.70           225,000(d,i)            225,467
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                           5.76           250,000(d,i)            250,518
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                           5.85           175,000(d,i)            175,089
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57           350,000                 341,806
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
  12-11-38                           5.20           275,000                 272,313
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47           325,000                 327,386
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68           350,000                 355,998
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15           290,186(d)              285,698
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23           175,000                 175,414

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30,
2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Acceptance
Series 1999-C1 Cl A2
  06-15-31                           7.03%         $512,776                $526,993
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.63           150,000(d,i)            150,722
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66           350,000                 358,260
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18           425,000                 439,176
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           175,000                 169,537
Federal Natl Mtge Assn #386558
  10-01-10                           4.85           476,895                 475,037
Federal Natl Mtge Assn #735029
  09-01-13                           5.28           481,298                 484,598
GE Capital Commercial Mtge
 Series 2004-C2 Cl A2
  03-10-40                           4.12           200,000                 195,008
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77           400,000(l)              386,654
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77           575,000(d)              569,338
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           175,000                 173,290
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96           300,000                 297,445
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55           375,000                 379,931
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                           4.37           325,048                 319,805
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                           5.26           375,000                 375,352
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13           328,421                 319,194
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97           201,496                 196,543
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77           375,000                 366,194
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.09           350,000                 349,322
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18           150,000                 146,557
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48           488,186                 477,359

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A1
  07-15-42                           4.33%         $252,512                $249,308
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A1
  12-15-44                           5.04           648,991                 646,402
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49           450,000                 454,492
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56           250,000                 245,730
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97           250,000                 238,740
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                           4.20           350,000                 342,699
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93           500,000                 493,535
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.87           275,000                 285,059
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42           275,000                 275,978
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34           275,000                 270,269
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59           300,000                 292,875
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                           4.85           600,000                 588,262
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                           5.98           700,000                 721,498
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                           6.99           375,000                 413,156
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                           3.67           229,299                 221,631
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
  04-15-35                           4.57           575,000                 562,515
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08           775,000(d)              766,878
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94           275,000                 267,976
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           325,000                 323,177
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.76           150,000                 153,826

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73%         $275,000                $280,711
                                                                    ---------------
Total                                                                    18,457,432
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (48.8%)(f,g)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69           515,266(h)              519,351
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.96           625,848(h)              627,550
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.20           412,250(h)              420,400
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00           162,371                 163,000
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           203,929                 197,811
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00           962,290                 963,131
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25            79,024(d)               78,332
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.90           430,321(h)              432,688
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.09           350,000(d,h)            343,002
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                           6.50           310,838                 316,131
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73           346,265(j)               60,752
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75           170,382                 165,271
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50           341,182                 342,486
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50           348,411                 349,740

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30,
2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-64CB Cl 1A1
  12-25-35                           5.50%         $713,890                $716,759
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           305,850                 317,881
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50           857,473                 858,542
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00           600,000                 608,705
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00           649,179                 652,361
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00           300,000                 304,605
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00           717,694                 723,880
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                           5.16           830,091(h)              821,201
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           380,619(d)              399,553
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.37           346,271(h)              347,809
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           6.38         2,823,684(j)               30,884
Federal Home Loan Mtge Corp #1G2496
  09-01-36                           6.20           441,339(h)              445,814
Federal Home Loan Mtge Corp #A10892
  07-01-33                           6.00           151,939                 154,257
Federal Home Loan Mtge Corp #A12692
  10-01-32                           6.00           225,017                 229,872
Federal Home Loan Mtge Corp #A13092
  09-01-33                           5.00         1,161,855               1,125,802
Federal Home Loan Mtge Corp #A13854
  09-01-33                           6.00           238,718                 243,694
Federal Home Loan Mtge Corp #A28602
  11-01-34                           6.50           991,498               1,018,410
Federal Home Loan Mtge Corp #B11835
  01-01-19                           5.50           961,417                 964,751
Federal Home Loan Mtge Corp #C77372
  03-01-33                           6.00           356,210                 361,828
Federal Home Loan Mtge Corp #C90613
  01-01-23                           5.00           163,132                 159,504

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #D96300
  10-01-23                           5.50%         $336,784                $335,640
Federal Home Loan Mtge Corp #E74288
  12-01-13                           6.00           244,518                 248,823
Federal Home Loan Mtge Corp #E96941
  06-01-18                           4.50           142,318                 138,203
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00           298,985                 295,591
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.58           209,520(j)               49,172
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          20.00           159,899(j)                5,055
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                          13.68           248,223(j)               23,543
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50           174,709                 175,975
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50           204,932                 211,193
Federal Natl Mtge Assn
  05-01-22                           5.50         1,000,000(e)            1,001,250
  05-01-22                           6.00         1,000,000(e)            1,015,938
  05-01-37                           5.50         3,100,000(e)            3,065,125
Federal Natl Mtge Assn #252440
  05-01-29                           7.00           466,725                 488,178
Federal Natl Mtge Assn #254684
  03-01-18                           5.00         1,389,177               1,372,964
Federal Natl Mtge Assn #254906
  10-01-18                           4.50           690,987                 670,814
Federal Natl Mtge Assn #254916
  09-01-23                           5.50           304,594                 303,580
Federal Natl Mtge Assn #255408
  09-01-24                           5.50         1,062,866               1,056,140
Federal Natl Mtge Assn #255788
  06-01-15                           5.50           683,084                 686,190
Federal Natl Mtge Assn #440730
  12-01-28                           6.00           204,017                 208,789
Federal Natl Mtge Assn #493945
  04-01-29                           6.50           135,270                 139,165
Federal Natl Mtge Assn #518159
  09-01-14                           7.00           488,986                 504,526
Federal Natl Mtge Assn #545216
  03-01-09                           5.90           150,264                 150,761
Federal Natl Mtge Assn #545869
  07-01-32                           6.50            87,355                  90,160
Federal Natl Mtge Assn #555340
  04-01-33                           5.50           475,599                 472,622
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         1,042,209               1,056,172
Federal Natl Mtge Assn #555734
  07-01-23                           5.00           130,499                 127,557

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555794
  09-01-28                           7.50%          $97,048                $101,841
Federal Natl Mtge Assn #582154
  05-01-31                           6.50           124,780                 128,666
Federal Natl Mtge Assn #597374
  09-01-31                           7.00           117,300                 123,890
Federal Natl Mtge Assn #611831
  02-01-31                           7.50            56,003                  58,744
Federal Natl Mtge Assn #643381
  06-01-17                           6.00           248,202                 252,538
Federal Natl Mtge Assn #646147
  06-01-32                           7.00           766,425                 809,053
Federal Natl Mtge Assn #649876
  08-01-32                           6.50            94,882                  98,414
Federal Natl Mtge Assn #650009
  09-01-31                           7.50           115,521                 121,175
Federal Natl Mtge Assn #654208
  10-01-32                           6.50           251,687                 259,367
Federal Natl Mtge Assn #655679
  08-01-32                           6.50           163,142                 168,120
Federal Natl Mtge Assn #661815
  10-01-32                           6.00           156,919                 159,336
Federal Natl Mtge Assn #662061
  09-01-32                           6.50         1,044,121               1,075,982
Federal Natl Mtge Assn #677089
  01-01-33                           5.50           789,705                 782,996
Federal Natl Mtge Assn #678028
  09-01-17                           6.00           161,785                 164,611
Federal Natl Mtge Assn #683100
  02-01-18                           5.50           235,673                 236,889
Federal Natl Mtge Assn #683116
  02-01-33                           6.00           580,047                 587,818
Federal Natl Mtge Assn #689093
  07-01-28                           5.50           127,411                 126,726
Federal Natl Mtge Assn #708959
  06-01-18                           4.50           610,944                 593,108
Federal Natl Mtge Assn #709093
  06-01-33                           6.00           188,977                 191,258
Federal Natl Mtge Assn #710780
  05-01-33                           6.00           547,355                 553,963
Federal Natl Mtge Assn #711224
  06-01-33                           5.50            92,586                  91,802
Federal Natl Mtge Assn #711501
  05-01-33                           5.50           184,130                 182,901
Federal Natl Mtge Assn #711503
  06-01-33                           5.50           154,383                 153,645
Federal Natl Mtge Assn #720378
  06-01-18                           4.50           204,668                 198,693
Federal Natl Mtge Assn #724867
  06-01-18                           5.00           250,008                 247,237
Federal Natl Mtge Assn #725424
  04-01-34                           5.50         4,063,990               4,029,579
Federal Natl Mtge Assn #725425
  04-01-34                           5.50         1,435,854               1,423,681
Federal Natl Mtge Assn #725431
  08-01-15                           5.50           246,904                 247,986
Federal Natl Mtge Assn #725684
  05-01-18                           6.00           407,980                 415,454
Federal Natl Mtge Assn #725719
  07-01-33                           4.84           280,537(h)              275,543
Federal Natl Mtge Assn #725737
  08-01-34                           4.54           276,695(h)              275,480

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30,
2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725773
  09-01-34                           5.50%       $1,843,618              $1,826,824
Federal Natl Mtge Assn #726940
  08-01-23                           5.50           166,518                 165,912
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         1,356,613               1,313,150
Federal Natl Mtge Assn #735949
  10-01-35                           4.98           549,303(h)              550,099
Federal Natl Mtge Assn #743347
  10-01-33                           6.00           157,974                 161,108
Federal Natl Mtge Assn #743579
  11-01-33                           5.50           750,893                 744,535
Federal Natl Mtge Assn #747339
  10-01-23                           5.50           494,271                 492,281
Federal Natl Mtge Assn #753074
  12-01-28                           5.50           212,937                 211,792
Federal Natl Mtge Assn #755056
  12-01-23                           5.50           712,323                 709,952
Federal Natl Mtge Assn #757581
  01-01-19                           5.50           758,386                 761,037
Federal Natl Mtge Assn #759330
  01-01-19                           6.50           429,247                 439,690
Federal Natl Mtge Assn #763754
  02-01-29                           5.50           286,792                 285,032
Federal Natl Mtge Assn #766641
  03-01-34                           5.00           976,021                 944,751
Federal Natl Mtge Assn #768117
  08-01-34                           5.43           179,788(h)              178,735
Federal Natl Mtge Assn #779676
  06-01-34                           5.00         1,460,631               1,413,836
Federal Natl Mtge Assn #815264
  05-01-35                           5.23           458,948(h)              459,377
Federal Natl Mtge Assn #829227
  08-01-35                           6.00         1,560,106               1,573,265
Federal Natl Mtge Assn #844257
  11-01-35                           5.07           545,875(h)              548,386
Federal Natl Mtge Assn #845070
  12-01-35                           5.09           431,538(h)              431,660
Federal Natl Mtge Assn #850855
  12-01-35                           5.01           498,294(h)              497,123
Federal Natl Mtge Assn #865689
  02-01-36                           5.90         1,283,165(h)            1,294,136
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         1,247,959               1,228,217
Federal Natl Mtge Assn #885827
  06-01-36                           6.50           982,216               1,014,716
Federal Natl Mtge Assn #886461
  08-01-36                           6.19           552,634(h)              561,587
Federal Natl Mtge Assn #900197
  10-01-36                           5.95           525,907(h)              533,107
Federal Natl Mtge Assn #901922
  10-01-36                           5.79           519,738(h)              524,417
Federal Natl Mtge Assn #909471
  02-01-37                           5.55           468,551(h)              471,082
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
  12-25-33                           8.21           303,506(j)               71,839

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          13.67%         $285,767(j)              $44,971
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                          12.17           174,130(j)               23,054
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.54         1,170,495(j)              275,432
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00            75,303                  79,419
Govt Natl Mtge Assn #567717
  06-15-32                           7.50            23,607                  24,707
Govt Natl Mtge Assn #604708
  10-15-33                           5.50           271,860                 270,772
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
  10-19-35                           7.01           442,078(h)              450,099
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.66           431,275(h)              430,712
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41           106,279(d)              106,180
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A Cl N1
  07-21-36                           6.41            39,654(d)               39,307
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50         6,429,997(j)               53,248
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65            79,362(d)               79,065
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50         1,000,000               1,011,250
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00           345,800                 338,561
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00           203,313                 201,713

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00%         $194,839                $189,703
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00           279,588                 272,358
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50           800,000                 781,024
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00           445,176                 451,590
Sequoia Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl A2
  02-25-36                           6.09             9,159                   9,328
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50           570,840                 560,942
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2003-AR10 Cl A7
  10-25-33                           4.06           475,000(h)              474,629
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50           151,663                 144,536
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.30           283,679(h)              281,585
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           5.57           259,519(h)              259,582
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.96           310,835(h)              312,803
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         1,834,747               1,776,273
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50           693,914                 682,204
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.03           297,808(h)              300,185
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.12           616,208(h)              609,262
                                                                    ---------------
Total                                                                    73,437,519
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30,
2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

BANKING (3.0%)
Bank of America
 Sub Nts
  03-15-17                           5.30%       $1,330,000              $1,314,826
Citigroup
 Sub Nts
  02-15-17                           5.50         1,180,000               1,182,550
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63           525,000                 519,880
Popular North America
 Sr Nts
  10-01-08                           3.88         1,510,000               1,479,139
                                                                    ---------------
Total                                                                     4,496,395
-----------------------------------------------------------------------------------

BROKERAGE (1.8%)
Lehman Brothers Holdings
 Sr Nts
  02-06-12                           5.25           730,000                 732,321
Lehman Brothers Holdings
 Sr Unsecured
  01-18-12                           6.63           145,000                 153,215
Merrill Lynch & Co
  05-02-17                           5.70           745,000(e)              744,876
Morgan Stanley
  01-09-17                           5.45           205,000                 202,666
  04-27-17                           5.55           830,000                 825,459
                                                                    ---------------
Total                                                                     2,658,537
-----------------------------------------------------------------------------------

ELECTRIC (1.5%)
Consumers Energy
 1st Mtge
  02-15-12                           5.00           400,000                 395,520
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00            45,000                  43,399
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80           155,000                 153,685
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60           300,000                 294,047
Exelon
  06-15-10                           4.45           315,000                 307,243
Florida Power
 1st Mtge
  07-15-11                           6.65           125,000                 132,153
Portland General Electric
  03-15-10                           7.88           155,000                 165,875
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88           310,000                 320,963
TXU Electric Delivery
 Secured
  01-15-15                           6.38           320,000                 333,885
Xcel Energy
 Sr Nts
  07-01-08                           3.40           190,000                 186,276
                                                                    ---------------
Total                                                                     2,333,046
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

FOOD AND BEVERAGE (1.0%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88%       $1,065,000(d)           $1,044,149
Molson Coors Capital Finance
  09-22-10                           4.85           425,000(c)              419,404
                                                                    ---------------
Total                                                                     1,463,553
-----------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00           225,000                 218,361
-----------------------------------------------------------------------------------

GAS PIPELINES (0.2%)
CenterPoint Energy Resources
  02-15-11                           7.75           175,000                 189,590
Southern Natural Gas
  04-01-17                           5.90           185,000(d)              186,092
                                                                    ---------------
Total                                                                       375,682
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
DR Horton
 Sr Unsub
  04-15-16                           6.50            95,000                  93,108
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.2%)
Apache
 Sr Unsecured
  04-15-13                           5.25           320,000                 320,477
-----------------------------------------------------------------------------------

MEDIA NON CABLE (1.1%)
British Sky Broadcasting Group
  02-23-09                           6.88           595,000(c)              611,295
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13         1,075,000               1,070,598
                                                                    ---------------
Total                                                                     1,681,893
-----------------------------------------------------------------------------------

METALS (0.1%)
Reliance Steel & Aluminum
  11-15-16                           6.20           170,000                 171,822
-----------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.5%)
Countrywide Financial
 Sub Nts
  05-15-16                           6.25           475,000                 479,850
SLM
  08-27-12                           5.13           250,000                 233,459
  10-01-13                           5.00            45,000                  40,755
                                                                    ---------------
Total                                                                       754,064
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
Residential Capital LLC
  06-30-10                           6.38           755,000                 757,019
-----------------------------------------------------------------------------------

RAILROADS (0.4%)
Burlington Northern Sante Fe
  01-15-15                           4.88           160,000                 153,364
CSX
  08-01-13                           5.50           465,000                 467,571
Union Pacific
 Sr Nts
  01-15-15                           4.88            50,000                  47,836
                                                                    ---------------
Total                                                                       668,771
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

REITS (0.1%)
Brandywine Operating Partnership LP
 Sr Unsecured
  05-01-17                           5.70%         $150,000                $149,635
-----------------------------------------------------------------------------------

RETAILERS (0.5%)
Home Depot
 Sr Unsecured
  12-16-36                           5.88           275,000                 266,546
May Department Stores
  07-15-09                           4.80           470,000                 465,593
                                                                    ---------------
Total                                                                       732,139
-----------------------------------------------------------------------------------

WIRELINES (2.6%)
Telecom Italia Capital
  10-01-15                           5.25           935,000(c)              898,695
Telefonica Europe
  09-15-10                           7.75           360,000(c)              387,801
TELUS
  06-01-11                           8.00         1,515,000(c)            1,655,268
Verizon New York
 Series A
  04-01-12                           6.88           795,000                 839,828
Verizon Pennsylvania
 Series A
  11-15-11                           5.65           155,000                 157,356
                                                                    ---------------
Total                                                                     3,938,948
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $149,187,205)                                                   $148,757,289
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
Tobacco Settlement Financing Corporation
Revenue Bonds
Series 2007A-1
  06-01-46                           6.71%         $745,000(e)             $748,524
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $744,926)                                                           $748,524
-----------------------------------------------------------------------------------

MONEY MARKET FUND (6.8%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 10,230,698(m)          $10,230,698
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $10,230,698)                                                     $10,230,698
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $160,162,829)(n)                                                $159,736,511
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30,
2007

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2007, the value of foreign securities represented 2.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $6,684,153 or 4.4% of net assets.

(e) At April 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,073,082.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at April 30, 2007:

                                                                PRINCIPAL        SETTLEMENT        PROCEEDS
SECURITY                                                          AMOUNT            DATE          RECEIVABLE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  05-01-37 5.00%                                                $1,250,000        5-14-07         $1,208,203       $1,207,423

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2007.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2007.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Treasury Note, June 2007, 5-year                                  $3,200,000
U.S. Treasury Note, June 2007, 10-year                                    900,000
SALE CONTRACTS
U.S. Long Bond, June 2007, 20-year                                      1,300,000
U.S. Treasury Note, June 2007, 2-year                                   2,000,000

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(n) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $160,163,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $499,000
Unrealized depreciation                                               (925,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                          $(426,000)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 6 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30,
2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Bond Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 27, 2007